Kelmoore Strategic Trust

                                    [Graphic]

                                   Prospectus

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund

                             -----------------------

                                   MAY 1, 2008

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    Contents

WHAT ARE THE FUNDS?                                                                                             1
------------------------------------------------------------------------------------------------------------------------
KELMOORE STRATEGY(R) FUND                                                                                       1
------------------------------------------------------------------------------------------------------------------------
                                      What is Kelmoore Strategy(R) Fund's Investment Objective?                 1
                                      What is Kelmoore Strategy(R) Fund's Principal Strategy?                   1
                                      What are Kelmoore Strategy(R) Fund's Principal Risks?                     2
                                      Who may want to invest in Kelmoore Strategy(R) Fund?                      3

KELMOORE STRATEGY(R) EAGLE FUND                                                                                 4
------------------------------------------------------------------------------------------------------------------------
                                      What is Kelmoore Strategy(R) Eagle Fund's Investment Objective?           4
                                      What is Kelmoore Strategy(R) Eagle Fund's Principal Strategy?             4
                                      What are Kelmoore Strategy(R) Eagle Fund's Principal Risks?               5
                                      Who may want to invest in Kelmoore Strategy(R) Eagle Fund?                7

KELMOORE STRATEGY(R) LIBERTY FUND                                                                               7
------------------------------------------------------------------------------------------------------------------------
                                      What are Kelmoore Strategy(R) Liberty Fund's Investment Objectives?       7
                                      What is Kelmoore Strategy(R) Liberty Fund's Principal Strategy?           7
                                      What are Kelmoore Strategy(R) Liberty Fund's Principal Risks?             9
                                      Who may want to invest in Kelmoore Strategy(R) Liberty Fund?             10
RISK/RETURN BAR CHARTS AND TABLES                                                                              10
------------------------------------------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUNDS                                                                                 14
------------------------------------------------------------------------------------------------------------------------
                                      Shareholder Fees                                                         14
                                      Annual Fund Operating Expenses                                           14
                                      Example                                                                  15
INVESTMENT OBJECTIVES AND PRINCIPAL
STRATEGIES                                                                                                     15
------------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISKS                                                                                                18
------------------------------------------------------------------------------------------------------------------------
SECONDARY STRATEGIES                                                                                           20
------------------------------------------------------------------------------------------------------------------------
SECONDARY RISK                                                                                                 20
------------------------------------------------------------------------------------------------------------------------
TRANSACTION COSTS                                                                                              21
------------------------------------------------------------------------------------------------------------------------
POLICY REGARDING DISCLOSURE OF                                                                                 21
PORTFOLIO HOLDINGS
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS                                                                                        21
------------------------------------------------------------------------------------------------------------------------

                                      Investment Adviser and Broker                                            21

                                      Portfolio Managers                                                       22

                                      Brokerage Commissions                                                    22
YOUR INVESTMENT                                                                                                24
------------------------------------------------------------------------------------------------------------------------
                                      How to Buy Shares                                                        24
                                      How to Sell Your Shares                                                  32
TRANSACTION POLICIES                                                                                           33
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER SERVICES                                                                                           35
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES                                                                                        36
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                                                           39
------------------------------------------------------------------------------------------------------------------------
PRIVACY NOTICE                                                                                                 46
------------------------------------------------------------------------------------------------------------------------
FOR MORE INFORMATION                                                                                        BACK COVER
------------------------------------------------------------------------------------------------------------------------
                                      Shareholder Reports                                                   BACK COVER
                                      Statement of Additional Information                                   BACK COVER

SUMMARY

WHAT ARE THE FUNDS?

      Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund and Kelmoore Strategy(R) Liberty Fund (each, a "Fund" and collectively, the "Funds") are each series of Kelmoore Strategic Trust, an open-end management investment company, commonly known as a mutual fund. Each Fund is classified as "non-diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

KELMOORE STRATEGY(R) FUND

WHAT IS KELMOORE STRATEGY(R) FUND'S INVESTMENT OBJECTIVE?

      The Fund's investment objective is to maximize realized gains from writing covered call options on common stocks using an active-management investment approach. The primary source of these gains will be either the premiums earned by the Fund from the writing of the covered call options or the increase in market value of stocks called away from the Fund, depending on market factors. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. This investment objective may be changed without a shareholder vote.

WHAT IS KELMOORE STRATEGY(R) FUND'S PRINCIPAL STRATEGY?

      The principal strategy of Kelmoore Strategy(R) Fund is to purchase the common stocks of a limited number of large-cap companies with market capitalizations in excess of $10 billion and strong financial fundamentals and generally to sell or "write" related covered call options against most if not substantially all of the shares of stock it owns. The Fund consists primarily of large-cap leaders in Financial Services, Consumer Goods, Manufacturing, Natural Resources and Technology. In addition, the Fund may from time to time purchase a large-cap stock, not in the market sectors noted above, if financially attractive options may be sold against the stock.

      When the Fund purchases a stock, it then determines whether, when, and at what price and duration to write a covered call option on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.

      To maximize option premiums generated, the Fund may, but is not required to, write as many covered call options as is possible on the stocks the Fund owns. Kelmoore Investment Company, Inc. (the "Adviser" or "Kelmoore") provides both investment advisory and brokerage services to the Fund. Kelmoore executes a substantial portion of the Fund's brokerage transactions, which may include both stocks and options contracts, in accordance with procedures approved by the Fund's Board of Trustees and receives brokerage commissions for such services. Such commissions paid are separate from, and in addition to, the fees paid by the Fund to Kelmoore for investment advisory services. Kelmoore is an electronic access member of the International Securities Exchange ("ISE") and directly executes a substantial portion of the Fund's option transactions through ISE or other market centers such as ECNs, third party trading platforms, and alternative trading networks. In addition to executing options transactions itself, Kelmoore also may direct, in its discretion, a certain portion of the Fund's brokerage transactions for execution to unaffiliated broker-dealers, generally when the market centers accessible to Kelmoore lack sufficient liquidity or transparency for best execution. On trades executed by Kelmoore on ISE, Kelmoore currently charges the Fund $0.60 per options contract. On trades executed by Kelmoore on other market centers, such as ECNs, third party trading platforms, and alternative trading networks that do not require the services of an unaffiliated broker-dealer, the Fund is charged $0.60 per options contract plus the cost imposed by the ECN, third party trading platform, or alternative trading network (with the total charges to the Fund not to exceed $1.00 per contract). Kelmoore currently charges the Fund $0.03 per share for equity trades that Kelmoore executes. For those transactions (both equities and options) where Kelmoore uses a full service unaffiliated broker, the Fund is charged only the commissions and fees paid by Kelmoore to the unaffiliated broker.

      Kelmoore, as Adviser, directs the writing of options of a duration and exercise price that it believes should provide the Fund with the highest expected return. The Adviser in its sole discretion determines the options to be written on the stocks held by the Fund based on market volatility and implied volatility of a particular stock, premiums payable for options of various durations, and any other factors in the options market that may give rise to advantageous conditions for writing covered call options. If such market conditions do not occur, the Fund may underperform and fail to achieve its investment objective.

      The Adviser may, under certain market conditions, seek to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by purchasing put options. A put option gives the Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The combination of the Fund's stock portfolio, the steady cash flow from the sale of covered call options, and the downside protection of the put options is designed to provide the Fund with fairly consistent total return over a range of equity market environments. The Adviser currently intends to use up to 50% of the premiums generated from covered call option writing to acquire put options but may direct investment in more or less put options in its sole discretion. The Adviser monitors the portfolio daily and may initiate transactions on a continuous basis, as opposed to a "buy-write" strategy in which stocks are bought and matching call options are sold and then held until the option expires or the stock is called away.

      The Fund typically holds no more than one hundred common stocks, although this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund generally have a market capitalization in excess of $10 billion and tend to have most of the following characteristics:

      o considered to be leading edge companies, which are companies that offer new, innovative, or superior products or services
      o     have strong financial fundamentals
      o     are widely-held and have a high daily trading volume
      o     are multi-national corporations

WHAT ARE KELMOORE STRATEGY(R) FUND'S PRINCIPAL RISKS?

      As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. Your account will show a loss if the account value of your shares declines below the price you paid by more than the distributions reinvested. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

      RISKS OF INVESTING IN STOCKS:

      o non-diversification risk, which is the risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund
      o stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions
      o selection risk, or the risk that the stocks or sectors owned by the Fund may underperform the stock market as a whole or certain sectors of the stock market
      o financial services sector risks, including the risk that government regulation, the cost of capital funds, changes in interest rates, or price competition may reduce the value of an issuer's stock
      o consumer goods sector risks, including the risk that government regulation, the performance of the overall economy, interest rates, competition, consumer confidence or spending, or changes in demographics or consumer preferences may reduce the value of an issuer's stock
      o manufacturing sector risks, including the risk that economic cycles, technical obsolescence, labor relations, or government regulation may reduce the value of an issuer's stock
      o natural resources sector risks, including the risk that international political and economic developments, energy conservation, the success of exploration projects, or tax and other government regulation may reduce the value of an issuer's stock
      o technology sector risks, including the risk that government regulation and newer products, systems or information may be developed and introduced to the marketplace, thereby substantially reducing the value of an issuer's stock

      RISKS OF WRITING COVERED CALL OPTIONS:

      o     risk of limiting gains on stocks in a rising market
      o     risk of unanticipated exercise of the option
      o     lack of a liquid options market
      o     less transparency in the options markets than the equity markets
      o     decreases in option premiums

      OTHER PRINCIPAL RISKS

      o lack of liquidity in connection with purchases and sales of portfolio securities
      o relatively higher transaction costs due to the Fund's stock and options trading strategy
      o forced liquidation of securities underlying written options, which causes increased transaction expenses
      o     loss of part or all of your money invested in the Fund
      o loss of premium related to the purchase of a put option if the option expires "out of the money"

WHO MAY WANT TO INVEST IN KELMOORE STRATEGY(R) FUND?

      Kelmoore Strategy(R) Fund may be appropriate for you if you:
      o can accept the risks of investing in a portfolio of common stocks and covered call options
      o can tolerate performance that may vary substantially from year to year

      o can accept variation in the value of the Fund's shares, which could cause a capital loss upon redemption
      o     have a longer-term investment horizon
      o are seeking equity risk mitigation through a covered call option hedging strategy
      o are prepared to receive taxable income and capital gains distributions in connection with the intent to maximize cash flow or dividend reinvestments - please be aware that short-term capital gains are currently taxed as ordinary income and long-term capital gains are currently taxed at the investor's then effective long-term capital gain rate

      You should NOT invest in the Fund if you are primarily seeking capital appreciation or predictable levels of income or are investing for a short period of time.

KELMOORE STRATEGY(R) EAGLE FUND

WHAT IS KELMOORE STRATEGY(R) EAGLE FUND'S INVESTMENT OBJECTIVE?

      The Fund's investment objective is to maximize realized gains from writing covered call options on common stocks using an active-management investment approach. The primary source of these gains will be either the premiums earned by the Fund from the writing of the covered call options or the increase in market value of stocks called away from the Fund, depending on market factors. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. This investment objective may be changed without a shareholder vote.

WHAT IS KELMOORE STRATEGY(R) EAGLE FUND'S PRINCIPAL STRATEGY?

      The principal strategy of Kelmoore Strategy(R) Eagle Fund is to purchase the common stocks of a limited number of mid- and large-cap companies with market capitalizations in excess of $1 billion and strong financial fundamentals and generally to sell or "write" related covered call options against most if not substantially all of the shares of stock it owns. The Fund consists primarily of mid- and large-cap leaders in Technology, Communications, and Financial Services. In addition, the Fund may from time to time purchase a mid- or large-cap stock, not in the market sectors noted above, if particularly attractive options may be sold against the stock.

      When the Fund purchases a stock, it then determines whether, when, and at what price and duration to write a covered call option on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.

      To maximize option premiums generated, the Fund may, but is not required to, write as many covered call options as is possible on the stocks the Fund owns. Kelmoore provides both investment advisory and brokerage services to the Fund. Kelmoore executes a substantial portion of the Fund's brokerage transactions, which may include both stocks and options contracts, in accordance with procedures approved by the Fund's Board of Trustees and receives brokerage commissions for such services. Such commissions paid are separate from, and in addition to, the fees paid by the Fund to Kelmoore for investment advisory services. Kelmoore is an electronic access member of the ISE and directly executes a substantial portion of the Fund's option transactions through ISE or other market centers such as ECNs, third party trading platforms, and alternative trading networks. In addition to executing options transactions itself, Kelmoore also may direct, in its discretion, a certain portion of the Fund's brokerage transactions for execution to unaffiliated broker-dealers, generally when the market centers accessible to Kelmoore lack sufficient liquidity or transparency for best execution. On trades executed by Kelmoore on ISE, Kelmoore currently charges the Fund $0.60 per options contract. On trades executed by Kelmoore on other market centers, such as ECNs, third party trading platforms, and alternative trading networks that do not require the services of an unaffiliated broker-dealer, the Fund is charged $0.60 per options contract plus the cost imposed by the ECN, third party trading platform, or alternative trading network (with the total charges to the Fund not to exceed $1.00 per contract). Kelmoore currently charges the Fund $0.03 per share for equity trades that Kelmoore executes. For those transactions (both equities and options) where Kelmoore uses a full service unaffiliated broker, the Fund is charged only the commissions and fees paid by Kelmoore to the unaffiliated broker.

      Kelmoore, as Adviser, directs the writing of options of a duration and exercise price that it believes should provide the Fund with the highest expected return. The Adviser in its sole discretion determines the options to be written on the stocks held by the Fund, based on market volatility and implied volatility of a particular stock, premiums payable for options of various durations, and any other factors in the options market that may give rise to advantageous conditions for writing covered call options. If such market conditions do not occur, the Fund may underperform and fail to achieve its investment objective.

      The Adviser may, under certain market conditions, seek to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by purchasing put options. A put option gives the Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The combination of the Fund's stock portfolio, the steady cash flow from the sale of covered call options, and the downside protection of the put options is designed to provide the Fund with fairly consistent total return over a range of equity market environments. The Adviser currently intends to use up to 50% of the premiums generated from covered call option writing to acquire put options but may direct investment in more or less put options in its sole discretion. The Adviser monitors the portfolio daily and may initiate transactions on a continuous basis, as opposed to a "buy-write" strategy in which stocks are bought and matching call options are sold and then held until the option expires or the stock is called away.

      The Fund typically holds no more than one hundred common stocks, although this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund generally have a market capitalization in excess of $1 billion and tend to have most of the following characteristics:

      o considered to be leading edge companies, which are companies that offer new, innovative, or superior products or services
      o     have a commanding or dominant marketing position
      o     are widely-held and have a high daily trading volume
      o     have strong financial fundamentals
      o have a higher volatility than the stocks selected by Kelmoore Strategy(R) Fund

WHAT ARE KELMOORE STRATEGY(R) EAGLE FUND'S PRINCIPAL RISKS?

      As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. Your account will show a loss if the account value of your shares declines below the price you paid by more than the distributions reinvested. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

      RISKS OF INVESTING IN STOCKS:

      o non-diversification risk, which is the risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund
      o enhanced stock market risk as compared with Kelmoore Strategy(R) Fund, which is the risk that the price of the securities owned by the Fund may fall to a greater degree than the less volatile stocks held by Kelmoore Strategy(R) Fund due to changing economic, political or market conditions
      o enhanced selection risk as compared with Kelmoore Strategy(R) Fund, which is the risk that the stocks or sectors owned by the Fund may underperform the stock market as a whole, or certain sectors of the stock market, more substantially than will the stocks or sectors selected by Kelmoore Strategy(R) Fund because Kelmoore Strategy(R) Eagle Fund generally invests in companies in fewer sectors with relatively higher volatility as compared to Kelmoore Strategy(R) Fund
      o mid-cap risk, which is the risk that returns from mid-cap stocks selected by the Fund may underperform the stock market as a whole or certain sectors of the stock market, since mid-cap stocks have historically been more volatile in price than large cap stocks
      o financial risk, or the risk that the stock issuer may file bankruptcy proceedings or be acquired on unfavorable terms to the shareholders
      o technology sector risks, including the risk that government regulation and newer products, systems or information may be developed and introduced to the marketplace, thereby substantially reducing the value of an issuer's stock
      o communications sector risks, including the risk that government regulation, failure to obtain or delays in obtaining financing, regulatory approvals, intense competition, product compatibility, consumer preferences, or rapid obsolescence may reduce the value of an issuer's stock
      o financial services sector risks, including the risk that government regulation, the cost of capital funds, changes in interest rates, or price competition may reduce the value of an issuer's stock

      RISKS OF WRITING COVERED CALL OPTIONS:

      o     risk of limiting gains on stocks in a rising market
      o     risk of unanticipated exercise of the option
      o     lack of a liquid options market
      o     less transparency in the options markets than the equity markets
      o     decreases in option premiums

      OTHER PRINCIPAL RISKS:

      o lack of liquidity in connection with purchases and sales of portfolio securities
      o relatively higher transaction costs due to the Fund's stock and options trading strategy
      o forced liquidation of securities underlying the written options, which causes increased transaction expenses

      o     loss of part or all of your money invested in the Fund
      o loss of premium related to the purchase of a put option if the option expires "out of the money"

WHO MAY WANT TO INVEST IN KELMOORE STRATEGY(R) EAGLE FUND?

      Kelmoore Strategy(R) Eagle Fund may be appropriate for you if you:

      o can accept the risks of investing in a portfolio of common stocks and covered call options
      o can tolerate performance that may vary substantially from year to year
      o can accept wide variation in the value of the Fund's shares, which could cause a capital loss upon redemption
      o     have a longer-term investment horizon
      o are seeking equity risk mitigation through a covered call option hedging strategy
      o are prepared to receive taxable income and capital gains distributions in connection with the intent to maximize cash flow or dividend reinvestments - please be aware that short-term capital gains are currently taxed as ordinary income and long-term capital gains are currently taxed at the investor's then effective long-term capital gain rate

      You should NOT invest in this Fund if you are primarily seeking capital appreciation or predictable levels of income or are investing for a short period of time.

KELMOORE STRATEGY(R) LIBERTY FUND

WHAT ARE KELMOORE STRATEGY(R) LIBERTY FUND'S INVESTMENT OBJECTIVES?

      The Fund's primary investment objective is to maximize realized gains from writing covered call options on common stocks using an active-management investment approach. The primary source of these gains will be either the premiums earned by the Fund from the writing of covered call options or the increase in market value of stocks called away from the Fund, depending on market factors. The Fund's secondary investment objective is capital preservation from buying put options. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objectives. These investment objectives may be changed without a shareholder vote.

WHAT IS KELMOORE STRATEGY(R) LIBERTY FUND'S PRINCIPAL STRATEGY?

      The principal strategy of Kelmoore Strategy(R) Liberty Fund is to purchase the common stocks of large-cap companies with market capitalizations in excess of $10 billion and strong financial fundamentals and generally to sell or "write" related covered call options against most if not substantially all of the shares of stock it owns. The Fund consists primarily of large cap leaders in Financial Services, Consumer Goods, Manufacturing, Natural Resources, and Technology. In addition, the Fund may from time to time purchase a large-cap stock, not in the market sectors noted above, if financially attractive options may be sold against the stock.

      When the Fund purchases a stock, it then determines whether, when, and at what price and duration to write a covered call option on the stock. The options written by the Fund are considered "covered" because the Fund owns the stock against which the options are written. As a result, the number of covered call options the Fund can write against any particular stock is limited by the number of shares of that stock the Fund holds.

      To maximize option premiums generated, the Fund may, but is not required to, write as many covered call options as is possible on the stocks the Fund owns. Kelmoore provides both investment advisory and brokerage services to the Fund. Kelmoore executes a substantial portion of the Fund's brokerage transactions, which may include both stocks and options contracts, in accordance with procedures approved by the Fund's Board of Trustees and receives brokerage commissions for such services. Such commissions paid are separate from, and in addition to, the fees paid by the Fund to Kelmoore for investment advisory services. Kelmoore is an electronic access member of the ISE and directly executes a substantial portion of the Fund's option transactions through ISE or other market centers such as ECNs, third party trading platforms, and alternative trading networks. In addition to executing options transactions itself, Kelmoore also may direct, in its discretion, a certain portion of the Fund's brokerage transactions for execution to unaffiliated broker-dealers, generally when the market centers accessible to Kelmoore lack sufficient liquidity or transparency for best execution. On trades executed by Kelmoore on ISE, Kelmoore currently charges the Fund $0.60 per options contract. On trades executed by Kelmoore on other market centers, such as ECNs, third party trading platforms, and alternative trading networks that do not require the services of an unaffiliated broker-dealer, the Fund is charged $0.60 per options contract plus the cost imposed by the ECN, third party trading platform, or alternative trading network (with the total charges to the Fund not to exceed $1.00 per contract). Kelmoore currently charges the Fund $0.03 per share for equity trades that Kelmoore executes. For those transactions (both equities and options) where Kelmoore uses a full service unaffiliated broker, the Fund is charged only the commissions and fees paid by Kelmoore to the unaffiliated broker.

      Kelmoore, as Adviser, directs the writing of options of a duration and exercise price that it believes should provide the Fund with the highest expected return. The Adviser in its sole discretion determines the options to be written on the stocks held by the Fund, based on market volatility and implied volatility of a particular stock, premiums payable for options of various durations and any other factors in the options market that may give rise to advantageous conditions for writing covered call options. If such market conditions do not occur, the Fund may underperform and fail to achieve its investment objective.

      The Adviser may, under certain market conditions, seek to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by purchasing put options. A put option gives the Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The combination of the Fund's stock portfolio, the steady cash flow from the sale of covered call options, and the downside protection of the put options is designed to provide the Fund with fairly consistent total returns over a range of equity market environments. The Adviser currently intends to utilize approximately 50% of the premiums generated from covered call option writing to acquire put options but may direct investment in more or less put options in its sole discretion. The Adviser monitors the portfolio daily, and may initiate transactions on a continuous basis, as opposed to a "buy-write" strategy in which stocks are bought and matching call options are sold and then held until the option expires or the stock is called away.

      The Fund typically holds no more than one hundred common stocks, although this number may fluctuate at the discretion of the Adviser. The issuers of stocks selected for investment by the Fund generally have a market capitalization in excess of $10 billion and tend to have most of the following characteristics:

      o considered to be industry leading edge companies, which are companies that offer new, innovative, or superior products or services
      o     are widely-held and have a high daily trading volume

      o     have strong financial fundamentals
      o have a lower volatility than the stocks selected by Kelmoore Strategy(R) Fund and Kelmoore Strategy(R) Eagle Fund

WHAT ARE KELMOORE STRATEGY(R) LIBERTY FUND'S PRINCIPAL RISKS?

      As with any mutual fund, the value of the Fund's investments, and therefore the value of the Fund's shares, will fluctuate. Your account will show a loss if the account value of your shares declines below the price you paid by more than the distributions reinvested. The performance of the Fund may also vary substantially from year to year. The principal risks associated with an investment in the Fund include:

      RISKS OF INVESTING IN STOCKS:

      o non-diversification risk, which is the risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund
      o stock market risk, or the risk that the price of the securities owned by the Fund may fall due to changing economic, political or market conditions
      o selection risk, or the risk that the stocks or sectors owned by the Fund may underperform the stock market as a whole or certain sectors of the stock market
      o financial services sector risks, including the risk that government regulation, the cost of capital funds, changes in interest rates, or price competition may reduce the value of an issuer's stock
      o consumer goods sector risks, including the risk that government regulation, the performance of the overall economy, interest rates, competition, consumer confidence or spending, or changes in demographics or consumer preferences may reduce the value of an issuer's stock
      o manufacturing sector risks, including the risk that economic cycles, technical obsolescence, labor relations, or government regulation may reduce the value of an issuer's stock
      o natural resources sector risks, including the risk that international political and economic developments, energy conservation, the success of exploration projects, or tax and other government regulation may reduce the value of an issuer's stock
      o technology sector risks, including the risk that government regulation and newer products, systems or information may be developed and introduced to the marketplace, thereby substantially reducing the value of an issuer's stock

      RISKS OF WRITING COVERED CALL OPTIONS:

      o     risk of limiting gains on stocks in a rising market
      o     risk of unanticipated exercise of the option
      o     lack of a liquid options market
      o     less transparency in the options markets than the equity markets
      o     decreases in option premiums

      OTHER PRINCIPAL RISKS:

      o lack of liquidity in connection with purchases and sales of portfolio securities
      o relatively higher transaction costs due to the Fund's stock and options trading strategy

      o forced liquidation of securities underlying written options, which causes increased transaction expenses
      o     loss of part or all of your money invested in the Fund
      o loss of premium related to the purchase of a put option if the option expires "out of the money"

WHO MAY WANT TO INVEST IN KELMOORE STRATEGY(R) LIBERTY FUND?

      Kelmoore Strategy(R) Liberty Fund may be appropriate for you if you:

      o can accept the risks of investing in a portfolio of common stocks and covered call options
      o can tolerate performance that may vary substantially from year to year
      o can accept variation in the value of the Fund's shares, which could cause a capital loss upon redemption
      o     have a longer-term investment horizon
      o are seeking equity risk mitigation through a covered call option hedging strategy
      o are prepared to receive taxable income and capital gains distributions in connection with the intent to maximize cash flow or dividend reinvestments - please be aware that short-term capital gains are currently taxed as ordinary income and long-term capital gains are currently taxed at the investor's then effective long-term capital gain rate

      You should NOT invest in this Fund if you are primarily seeking capital appreciation or predictable levels of income or are investing for a short period of time.

RISK/RETURN BAR CHARTS AND TABLES

      The bar charts and tables that follow provide an indication of the risks of investing in Kelmoore Strategy(R) Fund, Kelmoore Strategy(R) Eagle Fund and Kelmoore Strategy(R) Liberty Fund by showing changes in each Fund's performance from year to year (since each Fund commenced operations), and by showing how each Fund's average annual returns for one-year, five-years and the life of the Fund compare to those of certain broad based benchmarks. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the bar charts and the tables. Without those fee waivers and expense reimbursements, each Fund's performance would have been lower. Sales loads and account fees are not reflected in the bar charts; if they were, returns would be less than shown. The figures in the tables assume reinvestment of all dividends and distributions. The performance calculations in the tables reflect the deduction of the maximum sales charges and annual Fund operating expenses. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                            Kelmoore Strategy(R) Fund

                        (As of 12/31 for Class C shares)

                               [INSERT BAR CHART]

-----------------------------------------------------------------------
  2000      2001      2002     2003     2004     2005    2006    2007
-----------------------------------------------------------------------
(15.08)%  (13.74)%  (24.69)%  20.43%   (2.93)%  2.33%   7.18%   (0.46)%
-----------------------------------------------------------------------

Since inception (May 3, 1999), the highest calendar quarter total return for Class C shares of the Fund was 14.11% (quarter ended December 31, 2002) and the lowest calendar quarter total return was (21.47)% (quarter ended September 30, 2001).

                                PERFORMANCE TABLE
                   Average Annual Total Returns as of 12/31/07

                                                                  1 YEAR         5 YEARS       SINCE INCEPTION
                                                                  --------------------------------------------
Kelmoore Strategy(R) Fund - Class A1 Returns Before Taxes          (5.19)%          4.57%            (3.16)%
Standard & Poor's 100 Index(2)                                      3.82%           9.04%             0.47%
Chicago Board Options Exchange BuyWrite Monthly Index(2)            6.61%          10.24%             5.18%

Kelmoore Strategy(R) Fund - Class C(3) Returns Before Taxes        (0.46)%          5.00%            (2.90)%
Return After Taxes on Distributions(4),(5),(6)                     (5.02)%          2.31%            (5.88)%
Return After Taxes on Distributions and Redemptions(4),(5),(6)     (0.23)%          2.74%            (3.93)%
Standard & Poor's 100 Index(2)                                      3.82%           9.04%             0.47%
Chicago Board Options Exchange BuyWrite Monthly Index(2)            6.61%          10.24%             5.21%

(1) INCEPTION DATE OCTOBER 25, 1999.
(2) THE STANDARD & POOR'S 100 INDEX ("S&P 100") AND CHICAGO BOARD OPTIONS EXCHANGE BUYWRITE MONTHLY INDEX ("CBOE") ARE UNMANAGED INDICES AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.
(3) INCEPTION DATE MAY 3, 1999.
(4) THE FUND OFFERS MORE THAN ONE CLASS OF SHARES. AFTER-TAX RETURNS ARE SHOWN FOR ONLY CLASS C SHARES AND AFTER-TAX RETURNS FOR CLASS A SHARES WILL VARY.
(5) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.
(6) ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION, MAY DIFFER FROM THOSE SHOWN, AND ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

                         Kelmoore Strategy(R) Eagle FunD

                        (As of 12/31 for Class C shares)

                               [INSERT BAR CHART]

-----------------------------------------------------------------
  2001      2002     2003     2004     2005      2006      2007
-----------------------------------------------------------------
(15.08)%  (30.92)%  34.51%   5.59%   (3.69)%   (3.00)%   (6.35)%
-----------------------------------------------------------------

Since inception (June 29, 2000), the highest calendar quarter total return for Class C shares of the Fund was 38.64% (quarter ended December 31, 2001) and the lowest calendar quarter total return was (35.70)% (quarter ended March 31, 2001).

                                PERFORMANCE TABLE
                   Average Annual Total Returns as of 12/31/07

                                                                                          SINCE
                                                                     1 YEAR   5 YEARS   INCEPTION
                                                                     ----------------------------
Kelmoore Strategy(R) Eagle Fund - Class A(1) Returns Before Taxes    (10.88)%    4.16%    (13.54)%
Kelmoore Strategy(R) Eagle Fund - Class C(1) Returns Before Taxes     (6.35)%    4.44%    (13.52)%
Return After Taxes on Distributions(2),(3),(4)                       (13.01)%    0.63%    (16.63)%
Return After Taxes on Distributions and Redemptions(2),(3),(4)        (3.28)%    1.83%    (11.49)%

NASDAQ Composite Index(5)                                              9.81%    14.71%     (5.22)%
Chicago Board Options Exchange BuyWrite Monthly Index(5)               6.61%    10.24%      4.27%

(1) INCEPTION DATE JUNE 29, 2000.
(2) THE FUND OFFERS MORE THAN ONE CLASS OF SHARES. AFTER-TAX RETURNS ARE SHOWN FOR ONLY CLASS C SHARES AND AFTER-TAX RETURNS FOR CLASS A SHARES WILL VARY.
(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.
(4) ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION, MAY DIFFER FROM THOSE SHOWN, AND ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.
(5) THE NASDAQ COMPOSITE INDEX (THE "NASDAQ") AND CBOE ARE UNMANAGED INDICES AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

                        Kelmoore Strategy(R) Liberty FunD

                        (As of 12/31 for Class C shares)

                               [INSERT BAR CHART]

------------------------------------------------------------
  2001      2002     2003     2004    2005     2006    2007
------------------------------------------------------------
(10.66)%  (23.03)%  19.04%   1.86%   (2.30)%  9.13%   0.98%
------------------------------------------------------------

Since inception (December 26, 2000), the highest calendar quarter total return for Class C shares of the Fund was 18.45% (quarter ended December 31, 2002) and the lowest calendar quarter total return was (22.58)% (quarter ended June 30, 2002).

                                PERFORMANCE TABLE
                   Average Annual Total Returns as of 12/31/07

                                                                                            SINCE
                                                                     1 YEAR    5 YEARS    INCEPTION
                                                                     ------------------------------
Kelmoore Strategy(R) Liberty Fund - Class A(1) Returns Before Taxes   (3.88)%     5.07%     (1.61)%
Kelmoore Strategy(R) Liberty Fund - Class C(1) Returns Before Taxes    0.98%      5.48%     (1.53)%
Return After Taxes on Distributions(2),(3),(4)                        (2.44)%     3.15%     (4.05)%
Return After Taxes on Distributions and Redemptions(2),(3),(4)          1.08%      3.38%     (2.72)%

Standard & Poor's 100 Index(5)                                         3.82%      9.04%      0.47%
Chicago Board Options Exchange BuyWrite Monthly Index(5)               6.61%     10.24%      4.36%

(1) INCEPTION DATE DECEMBER 26, 2000.
(2) THE FUND OFFERS MORE THAN ONE CLASS OF SHARES. AFTER-TAX RETURNS ARE SHOWN FOR ONLY CLASS C SHARES AND AFTER-TAX RETURNS FOR CLASS A SHARES WILL VARY.
(3) AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES.
(4) ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION, MAY DIFFER FROM THOSE SHOWN, AND ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.
(5) THE S&P 100 AND CBOE ARE UNMANAGED INDICES AND THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, TAXES, MANAGEMENT FEES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

FEES AND EXPENSES OF THE FUNDS

      The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of a Fund. Transaction costs, including the brokerage commissions paid by the Funds to Kelmoore or to other brokers, are treated as costs of acquiring or disposing of assets and thus are not reflected in the expense tables below or in the Funds' overall expense ratios. In addition to the management fees paid to Kelmoore, during the fiscal year ended December 31, 2007, the Funds paid total brokerage commissions amounting to $1,135,845 of which $ 866,752 was paid to Kelmoore. Further information regarding the brokerage commissions paid by the Funds to Kelmoore is contained herein under the heading "Management of the Funds-Brokerage Commissions" and in the Funds' Statement of Additional Information, which is available upon request, under the heading "Brokerage."

                                                    KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                            FUND               EAGLE FUND             LIBERTY FUND
SHAREHOLDER FEES (fees paid directly from your       Class A    Class C     Class A    Class C     Class A    Class C
investment):
=======================================================================================================================
   Maximum Sales Charge (Load) imposed on
   Purchases (as a percentage of offering price)    5.50%(1)    None       5.50%(1)   None         5.50%(1)   None
-----------------------------------------------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (Load)             1.00%(2)    None       1.00%(2)   None         1.00%(2)   None
-----------------------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) imposed on
   Reinvested Dividends                             None        None       None       None         None       None
-----------------------------------------------------------------------------------------------------------------------
   Redemption Fees (as a percentage of amount
   redeemed)*                                       None        None       None       None         None       None
-----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3)
(expenses that are deducted from Fund assets):
=======================================================================================================================
   Management Fees                                  1.00%       1.00%      1.00%      1.00%        1.00%      1.00%
-----------------------------------------------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fees            0.25%       1.00%      0.25%      1.00%        0.25%      1.00%
-----------------------------------------------------------------------------------------------------------------------
   Other Expenses                                   0.98%       0.98%      0.93%      0.93%        1.11%      1.11%
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses(4)          2.23%       2.98%      2.18%      2.93%        2.36%      3.11%
-----------------------------------------------------------------------------------------------------------------------
Less Fee Reduction and/or Expense Reimbursement
   or Plus Recoupment of Previous Waivers(5)        0.02%       0.02%      0.00%      0.00%       (0.11)%    (0.11)%
-----------------------------------------------------------------------------------------------------------------------
   Net Expenses(6)                                  2.25%       3.00%      2.18%      2.93%        2.25%      3.00%
-----------------------------------------------------------------------------------------------------------------------

* If you redeem your shares by wire transfer, the Funds' transfer agent charges a fee (currently $9.00) per wire redemption. Purchases and redemptions not made directly through the Funds' principal distributor may be made through broker-dealers, financial advisers or other nominees who may charge a commission or other transaction fee for their services.
(1) Reduced for purchases of $50,000 and over. See "Your Investment - How to Buy Shares" for more information.
(2) There is no front-end sales charge on certain purchases of $1 million or more. However, a Contingent Deferred Sales Charge ("CDSC") of 1.00% of the lesser of the purchase price or the amount redeemed may be assessed against these purchases if you redeem your shares within 12 months of the date of purchase. See "Your Investment - How to Buy Shares" for more information.
(3) Transaction costs, including the brokerage commissions paid by the Funds to Kelmoore as broker, are not treated as "expenses" but rather as "capital costs," and, therefore, are not reflected.
(4) Gross fees and expenses that would have been incurred by the Kelmoore Strategy Liberty Fund for the fiscal year ended December 31, 2007 if the Adviser had not waived any fees and/or reimbursed expenses.
(5) The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses (excluding extraordinary expenses as determined under generally accepted accounting principles and fees and expenses of Trustees who are deemed to not be "interested persons" of the Trust pursuant to Section 2(a)(19) of the 1940 Act) through May 1, 2009, so that the Total Annual Fund Operating Expenses for this period will not exceed 2.25% for Class A shares and 3.00% for Class C shares of each Fund (the "Expense Limitation"). Each Fund will carry forward, for a period not to exceed three (3) years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the effective prospectus.
(6) Additionally, the Adviser voluntarily waived a portion of its investment advisory fee charged to the Kelmoore Strategy Fund and the Kelmoore Strategy Eagle Fund in the amount of 10 basis points (0.10%) starting with the April 2006 accruals that were due May 1, 2006. This waiver was a reimbursement to the Funds of the cost savings realized by the Adviser from the decrease in execution costs that were a component of the brokerage commissions paid to the Adviser by the Funds during the period July 1, 2003 through December 31, 2004. Please refer to the Financial Highlights for additional information. The amounts waived in connection with the voluntary waiver may not be recouped by the Adviser. For additional information, see "Management of the Funds - Brokerage Commissions."

EXAMPLE

      This example is designed so that you may compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the Fund for the time periods indicated;
o     With respect to Class A, the maximum sales charge is imposed;
o     You redeem all of your shares at the end of each time period;
o     Your investment has a hypothetical 5% return each year;
o All distributions are reinvested without the imposition of the maximum sales charge; and
o The Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

      The example is for comparison purposes only. Actual return and expenses will be different, and each Fund's performance and expenses may be higher or lower. Based on these assumptions, your costs for each Fund would be:

-----------------------------------------------------------------------------------------------------------
           KELMOORE STRATEGY(R) FUND   KELMOORE STRATEGY(R) EAGLE FUND   KELMOORE STRATEGY(R) LIBERTY FUND
-----------------------------------------------------------------------------------------------------------
           Class A         Class C     Class A               Class C     Class A                 Class C
-----------------------------------------------------------------------------------------------------------
1 year     $   766         $   303     $   759               $   296     $   766                 $   303
-----------------------------------------------------------------------------------------------------------
3 years    $ 1,211         $   923     $ 1,195               $   907     $ 1,236                 $   949
-----------------------------------------------------------------------------------------------------------
5 years    $ 1,681         $ 1,569     $ 1,655               $ 1,543     $ 1,732                 $ 1,621
-----------------------------------------------------------------------------------------------------------
10 years   $ 2,975         $ 3,300     $ 2,925               $ 3,252     $ 3,090                 $ 3,413
-----------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

      The investment objective of each of the Kelmoore Strategy(R) Fund ("Strategy Fund"), Kelmoore Strategy(R) Eagle Fund ("Eagle Fund") and Kelmoore Strategy(R) Liberty Fund ("Liberty Fund") is to maximize realized gains from writing covered call options on common stocks using an active-management investment approach. To generate option premiums, each Fund purchases the common stocks of a limited number of companies and thereafter considers whether, when, and at what price and duration to write covered call options on these stocks. As the options are exercised, expire or are closed out and the proceeds or underlying stock become available for reinvestment or cover, the Funds repeat the process.

THE FUNDAMENTALS OF SELLING (WRITING) COVERED CALL OPTIONS

      THE FUND SELLS THE COVERED CALL OPTION

      Selling a call option is selling to an option buyer the right to purchase a specified number of shares of stock (100 shares equals one option contract) from the Fund, at a specified price (the "exercise price") on or before a specified date (the "expiration date"). The call option is covered because the Fund typically owns, and has segregated, the shares of stock on which the option is based. This eliminates certain risks associated with selling uncovered, or "naked" options.

      THE FUND COLLECTS A PREMIUM

      For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased and is not refundable to the buyer, regardless of what happens to the stock price.

      IF THE COVERED CALL OPTION IS EXERCISED

      The buyer of the option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at that price. Options are normally exercised on or before the expiration date if the market price of the stock exceeds the exercise price of the option. Generally, if the exercise price plus the option premium are higher than the price the Fund originally paid to purchase the stock, the Fund realizes a gain on the sale of the stock; if the exercise price and premium are lower, the Fund realizes a loss. By selling a covered call option, the Fund foregoes the opportunity to benefit from an increase in price of the underlying stock above the exercise price.

      IF THE COVERED CALL OPTION EXPIRES

      If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund keeps the premium and the stock. The Fund then expects to sell new call options against those same shares of stock. This process is repeated until: a) an option is exercised or b) the stock is sold because it no longer meets the Adviser's investment criteria, a corporate event such as a merger or reorganization has occurred, or proceeds from the sale are used to fund redemptions.

      IF THE COVERED CALL OPTION IS CLOSED OUT

      To reduce transaction costs and to avoid realizing capital gains or losses on portfolio stocks, the Adviser may seek, when practical, to enter into closing purchase transactions before the call options the Fund has sold are exercised in order for the Fund to continue to hold portfolio stocks. The decision to effect these transactions requires daily monitoring of the stock and options markets. However, it may be impractical in certain circumstances to effect such closing purchase transactions in a timely or advantageous manner, for example, if the option is exercised unexpectedly or if the market for the option is illiquid.

      OTHER FEATURES

      The call options sold by a Fund are listed and traded on one or more domestic securities exchanges and are issued by the Options Clearing Corporation ("OCC"). If a dividend is declared on stock underlying a covered call option sold by a Fund, the dividend is paid to the Fund and not the owner of the call option.

      To reduce transaction costs and to avoid realizing capital gains or losses on portfolio stocks, the Adviser seeks, when practical, to enter into closing purchase transactions before the call options the Fund sells are exercised in order to continue to hold portfolio stocks. The decision to effect these transactions requires daily monitoring of the stock and options markets. However, it may be impractical in certain circumstances to effect such closing purchase transactions in a timely or advantageous manner, for example, if the option is exercised unexpectedly or if the market for the option is illiquid.

FLEX OPTIONS

      The Funds may sell covered Flexible EXchange(R) Options (FLEX Options), which are issued and guaranteed by the OCC. FLEX Options are equity options with customized key contractual terms, such as exercise prices, exercise styles, and expiration dates. FLEX Options are designed to enhance a Fund's investment strategies and investment objectives, providing the Adviser with enhanced operational efficiency to offset or alter positions before expiration of the option.

PURCHASING PUT OPTIONS

      The Adviser acquires put options in an effort to protect the Funds from a significant market decline in a short period of time. A put option gives a Fund the right to sell or "put" a fixed number of shares of stock at a fixed price within a given time frame in exchange for a premium paid. The values of put options generally increase as stock prices decrease.

FUTURE DEVELOPMENTS IN OPTIONS

      The Funds may take advantage of opportunities in the area of options that are not currently available but that may be developed to the extent that such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

ADDITIONAL INFORMATION FOR EACH FUND

      To decrease the risks of volatile or reduced premiums for the Strategy Fund, the Adviser seeks to select underlying common stocks of larger companies that have high trading volumes and less price volatility than the stocks selected by the Eagle Fund. To reduce stock selection risk, the Adviser selects companies that the Adviser generally believes are considered to be industry leaders and to have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally directs that Fund investments be spread across five industry sectors and purchases put options to seek to protect against a decline in the value of the stocks the Fund owns.

      For the Eagle Fund, the Adviser seeks to select underlying common stocks of high growth companies that have high trading volumes, increased volatility and a greater price fluctuation than the stocks held by the Strategy Fund. To reduce stock selection risk, the Adviser selects stocks that the Adviser believes are generally considered to be industry leaders and to have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally directs that Fund investments be spread across three industry sectors and purchases put options to seek to protect against a decline in the value of the stocks the Fund owns.

      For the Liberty Fund, the Adviser seeks to select underlying common stocks of larger companies that have high trading volumes and less volatility and price fluctuation than the stocks held by the Strategy Fund and the Eagle Fund. To reduce stock selection risk, the Adviser selects stocks that the Adviser believes are generally considered to be industry leaders and to have strong financial fundamentals. In addition, to reduce overall market risk, the Adviser normally directs that Fund investments be spread across five industry sectors and purchases put options to seek to protect against a decline in the value of the stocks the Fund owns.

TEMPORARY DEFENSIVE POSITION

      A Fund may, from time to time, take a temporary defensive position that is inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, it may not achieve its stated investment objective. An example of a defensive investment position would be the purchase of cash equivalents.

PRINCIPAL RISKS

INVESTING IN EQUITY SECURITIES

      Investing in equity securities includes the risks inherent in investing in stocks and the stock market generally. The value of securities in which each Fund invests, and therefore each Fund's net asset value, will fluctuate due to economic, political and market conditions. As with any mutual fund that invests in equity securities, there is also the risk that the securities or sectors selected by a Fund will under perform the stock market or certain sectors of the market.

SELLING (WRITING) COVERED CALL OPTIONS

      When a Fund sells covered call options, it foregoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock. The Fund receives a premium for selling a call option but the price the Fund realizes from the sale of the stock upon exercise of the option could be substantially below the prevailing market price of the stock. The purchaser of the covered call option may exercise the call at any time during the option period (the time between when the call is sold and when it expires). If the value of the stock underlying the call option is below the exercise price, the call is not likely to be exercised, and the Fund could have an unrealized loss on the stock, offset by the amount of the premium received by the Fund when it sold the option.

      There is no assurance that a liquid market will be available at all times for a Fund to sell call options or to enter into closing purchase transactions. In addition, the premiums the Fund receives for selling call options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities. The Funds incur commission expenses when selling call options.

PURCHASING PUT OPTIONS

      When a Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised. Under certain circumstances, a Fund may not own any put options, resulting in increased risk during a market decline.

LACK OF LIQUIDITY

      A Fund's investment strategy may result in a lack of liquidity in connection with purchases and sales of portfolio securities. Because the Adviser generally seeks to hold the underlying stocks in a Fund's portfolio, the Fund may be less likely to sell the existing stocks in its portfolio to take advantage of new investment opportunities, and the cash available to the Fund to purchase new stocks may consist primarily of proceeds received from the sale of new Fund shares.

PORTFOLIO TURNOVER

      The portfolio turnover of a Fund is the percentage of the Fund's portfolio that was replaced once during a one-year period. High rates of portfolio turnover (100% or more) entail transaction costs that could negatively impact a Fund's performance. For the fiscal year ended December 31, 2007, the portfolio turnover rates for the Strategy Fund, Eagle Fund and Liberty Funds were 192.50%, 191.35% and 212.79%, respectively. In periods of high market volatility, a Fund is more likely to have calls exercised, which can result in a significant increase in a Fund's portfolio turnover.

TAX CONSEQUENCES

      Each Fund expects to generate a high level of premiums from its sale of call options. These premiums typically result in short-term capital gains to the Fund for federal and state income tax purposes. Distributions of such short-term capital gains usually are taxable at the same rate as ordinary income to investors. Transactions involving the disposition of a Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) give rise to capital gains or losses. Because a Fund has no control over the exercise of the call options, shareholder redemptions, or corporate events affecting its equity securities investments (such as mergers or reorganizations), it may be forced to realize capital gains or losses at inopportune times.

LACK OF DIVERSIFICATION

      Each Fund is classified as "non-diversified" for purposes of the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The investment return of a non-diversified fund typically is dependent upon the performance of a smaller number of issuers of securities than is the investment return of a diversified fund of comparable size. A non-diversified fund may provide less stable investment returns than a diversified fund investing in generally the same type of securities. The non-diversified status provides greater discretion to the Adviser to enter into larger positions with respect to individual investments. Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), in order to relieve it of any liability for federal income tax to the extent that its earnings are distributed to shareholders.

      Each Fund's non-diversified status provides valuable flexibility for each Fund to invest in advantageous investment opportunities. This investment strategy is expected to ultimately enhance each Fund's total return. The Adviser wants each Fund to be a substantial owner of high caliber companies when the stock prices are reasonable as well as to be able to sell a position due to inherent loss in the stock's value rather than be forced to sell for regulatory constraints and incur losses. Being non-diversified permits each Fund to have larger positions in certain issuers from time to time. Because each Fund is permitted to concentrate a larger percentage of its assets in relatively fewer common stocks, the overall volatility of each Fund's net asset value may be greater than that of a comparable "diversified" mutual fund. This is because the appreciation or depreciation of any of a Fund's concentrated positions will have a greater impact on the net asset value of that Fund since those concentrated positions represent a larger component of that Fund's assets.

SECONDARY STRATEGIES

THE FUNDAMENTALS OF SELLING (WRITING) SECURED PUT OPTIONS

      THE FUND SELLS THE SECURED PUT OPTION

      By selling a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the Fund may be assigned an exercise notice by the seller. The exercise notice requires the Fund to take delivery of the underlying security against payment of the exercise price. The put option is "secured" because the Fund places cash, U.S. Government securities or other highly liquid assets with a value equal to the exercise price of the put in a segregated account with the Fund's custodian. The segregated account is adjusted daily to reflect the current value of the put option. The Funds do not sell uncovered or "naked" options.

      THE FUND COLLECTS A PREMIUM

      For the right to sell the underlying security to the Fund at the strike price, the buyer of a put option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased and is not refundable to the buyer, regardless of what happens to the stock price or the option.

      IF THE SECURED PUT OPTION IS EXERCISED

      The buyer of the option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to buy the underlying stock at the exercise price. Options are normally exercised on or before the expiration date if the market price of the stock drops below the exercise price of the option.

      IF THE SECURED PUT OPTION EXPIRES

      If a secured put option expires unexercised, the Fund will realize a gain equal to the amount of the premium it received for the option. If the market price of the stock exceeds the exercise price, the put option will likely expire without being exercised.

      IF THE SECURED PUT OPTION IS CLOSED OUT

      To reduce transaction costs and to avoid realizing capital gains or losses on portfolio stocks, the Adviser may seek, when practical, to enter into closing purchase transactions before the call options the Fund has sold are exercised in order for the Fund to continue to hold portfolio stocks. The decision to effect these transactions requires daily monitoring of the stock and options markets. However, it may be impractical in certain circumstances to effect such closing purchase transactions in a timely or advantageous manner, for example, if the option is exercised unexpectedly or if the market for the option is illiquid.

      OTHER FEATURES

      The put options sold by the Fund are listed and traded on one or more domestic securities exchanges and are issued by the OCC.

SECONDARY RISK

SELLING (WRITING) SECURED PUT OPTIONS

         When a Fund sells secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. While a Fund receives a premium for selling the put option, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. The purchaser of the put option may exercise the put at any time during the option period (the time between when the put is sold and when it expires). A Fund could have an unrealized loss on the stock, offset by the amount of the premium received by the Fund when it sold the option.

      There is no assurance that a liquid market will be available at all times for a Fund to sell put options or to enter into closing purchase transactions. In addition, the premiums the Fund receives for selling put options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities. A Fund incurs commission expenses when selling put options.

TRANSACTION COSTS

      Because the Funds will engage in the sale and purchase of options contracts on a regular basis, the brokerage commissions paid by the Funds may be significantly greater than brokerage commissions paid by a similarly sized mutual fund that does not engage in options trading.

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

      A description of the Funds' policy regarding disclosure of the Funds' portfolio holdings can be found in the Funds' Statement of Additional Information and on the Funds' website at WWW.KELMOORE.COM.

MANAGEMENT OF THE FUNDS

      INVESTMENT ADVISER AND BROKER

      Kelmoore Investment Company, Inc. (the "Adviser" or "Kelmoore") serves as the investment adviser to each Fund and is responsible for the selection and ongoing monitoring and discretionary investment management of the securities and options positions in each Fund's investment portfolio. A discussion regarding the basis for the Board of Trustees' most recent approval of the Investment Advisory Agreement between the Adviser and the Funds will be available in the semi-annual report to shareholders dated June 30, 2008. The Adviser is a registered investment adviser and broker-dealer. Because of Kelmoore's risk management skills and strategy in executing options on each security purchased, the Adviser intends to place substantially all transactions in both stock and options with Kelmoore in its capacity as a registered broker-dealer. The Adviser was established in 1992 by Ralph M. Kelmon, who is the principal shareholder. The Adviser offers investment advisory and brokerage services to individual clients, trusts, corporations, institutions and private investment funds, each of which may employ a similar investment strategy to that of the Funds. The Adviser's principal address is 2465 East Bayshore Road, Suite 300, Palo Alto, California 94303.

      Each Fund pays the Adviser a monthly investment advisory fee at the annual rate of 1.00% of its average daily net assets. After fee waivers, the Adviser was paid fees at the following effective fee rates based on average daily net assets for the fiscal year ended December 31, 2007: Strategy Fund, 1.00%; Eagle Fund 1.00%; and Liberty Fund, 0.91%. The advisory fee is separate from, and in addition to, brokerage commissions paid by the Funds to Kelmoore in its capacity as broker, as discussed below.

         The Adviser has contractually agreed to waive advisory fees and reimburse certain expenses (excluding extraordinary expenses and fees and expenses of Trustees who are deemed to not be "interested persons" of the Trust pursuant to Section 2(a)(19) of the 1940 Act) through May 1, 2009, so that the total ordinary operating expenses for this period will not exceed 2.25% for Class A shares and 3.00% for Class C shares for each of the Funds. Additionally, for the Eagle Fund's and the Liberty Fund's initial fiscal year ended February 28, 2001, the

Adviser voluntarily agreed to waive its fee and reimburse ordinary operating expenses so that each Fund's annual total ordinary operating expenses would not exceed 2.25% for Class A shares and 3.00% for Class C shares. Expenses that are not included in this expense limitation include extraordinary expenses as determined under generally accepted accounting principles and, to avoid any conflict of interest or appearance thereof, fees and expenses of the Independent Trustees. Each waiver and reimbursement described above is subject to recoupment by the Adviser within the following three years after such waiver or reimbursement, to the extent such recoupment by the Adviser would not cause total operating expenses to exceed any current expense limitation. The Adviser has also agreed to reimburse all expenses incurred in connection with the organization of the Funds, to the extent such expenses cause a Fund to exceed the expense cap discussed above, subject to recoupment described above. For the fiscal year ended December 31, 2007, the Adviser waived advisory fees of $5,366 and $42,362 payable from the Eagle Fund and Liberty Fund, respectively. In addition, for the fiscal year ended December 31, 2007, the Adviser recouped $20,072 of previously waived or reimbursed expenses related to the Strategy Fund.

      PORTFOLIO MANAGERS

      Ralph Kelmon and Ron Puccinelli are the Funds' portfolio managers. Mr. Kelmon, Chairman, Chief Investment Officer and Chief Executive Officer of the Adviser, co-founded Kelmoore to execute the personalized investment strategies he developed over a distinguished career in the securities industry. Mr. Kelmon is considered an industry expert in options trading and has participated extensively in training other brokers, as well as giving expert testimony in court cases involving options. He has been affiliated with national brokerage houses including Smith Barney, Harris Upham, E.F. Hutton and Prudential Securities.

      Mr. Puccinelli, Portfolio Manager, joined Kelmoore in 2003. Prior to joining Kelmoore, he was a Financial Advisor for Morgan Stanley working with high net worth individuals. While at Morgan Stanley, he specialized in using individual equities for long term growth and retirement planning. Mr. Puccinelli has been active in the equity and options market for 15 years. During this time he has developed an acute understanding of the many different options strategies to help investors regulate their risk level. Currently, Mr. Puccinelli is responsible for managing the separately managed accounts at the Adviser and co-manages the Funds. The Statement of Additional Information provides additional information about Mr. Kelmon and Mr. Puccinelli's compensation, other accounts managed, and their ownership of securities in each Fund.

      BROKERAGE COMMISSIONS

      Kelmoore provides both investment advisory and brokerage services to the Funds. Each Fund, through Kelmoore as Adviser, places substantially all of its brokerage transactions, both in stocks and options, through Kelmoore's brokerage trading operations. Kelmoore, acting as a broker, is a member of the ISE, a leading electronic trading market for options, and directly executes a substantial portion of the Funds' brokerage transactions through ISE or other market centers accessible to Kelmoore, such as ECNs, third party trading platforms and alternative trading networks. The Funds pay Kelmoore brokerage commissions for executing these transactions, which are separate from, and in addition to, the fees paid by the Funds to Kelmoore for advisory services. As the level of stock trading or option writing increases, the level of commissions paid by each Fund to Kelmoore increases.

         The commissions paid to Kelmoore are regularly reviewed and approved by the Independent Trustees of the Funds in accordance with Rule 17e-1 under the 1940 Act. Since Kelmoore receives compensation based on the number of shares and option contracts traded, there is an incentive for Kelmoore to effect as many transactions as possible because as the level of stock trading or options writing increases, the commissions paid by each Fund to Kelmoore also increases. The amount of such commissions is substantial when compared with such charges for other funds because of the Funds' options and securities trading strategy. Nonetheless, with respect to each of the Strategy, Eagle and Liberty Funds, the number of covered call options written at any time is limited to the value of the stock positions in the Fund's portfolio, which are used to cover or secure those options. These limits may mitigate the effect of Kelmoore's incentive to effect transactions for the Fund to which they apply.

      Kelmoore manages all aspects of each Fund's options trading strategy through monitoring of trading markets. In addition to serving as portfolio managers for each Fund, Ralph Kelmon and Ron Puccinelli are primarily responsible for overseeing and implementing the brokerage services provided by Kelmoore to the Funds. The Board of Trustees believes that Kelmoore's extensive knowledge base and securities trading experience as a broker are essential to maximizing each Fund's options premiums while mitigating risk of losses. In addition to executing brokerage transactions for the Funds internally, Kelmoore also may direct, in its discretion, a portion of the Fund's brokerage transactions for execution to unaffiliated broker-dealers, generally when, in Kelmoore's judgment, the market centers accessible to Kelmoore lack sufficient liquidity and transparency for best execution.

      Kelmoore has reduced its options commissions substantially on two occasions since the end of 2004. Since early November, 2005, Kelmoore's commission charges to the Funds have been $0.60 per options contract for transactions placed on ISE. On trades Kelmoore executes on ISE, Kelmoore charges each Fund $0.60 per options contract. On trades executed by Kelmoore on other market centers, such as ECNs, third party trading platforms, and alternative trading networks that do not require the services of an unaffiliated broker-dealer, the Funds are charged $0.60 per contract plus the cost imposed by the ECN, third party trading platform, or alternative trading network (with the total charges to the Fund not to exceed $1.00 per contract). Kelmoore charges the Funds $0.03 per share for equity trades that Kelmoore executes. For those transactions (both equities and options) where Kelmoore uses the services of an unaffiliated broker, the Fund is charged only the commissions and fees paid by Kelmoore to the unaffiliated broker.

      On January 18, 2007, Kelmoore agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission ("SEC") alleging violations of federal securities laws with respect to certain matters related to the brokerage commissions historically charged by Kelmoore in connection with the execution of options transactions for the Funds and the disclosures concerning these commissions. The SEC alleged certain understatements of total fees Kelmoore charged for managing the Funds (SEC Release IA-2581, Administrative Proceeding File No. 3-12541, Jan. 18, 2007). During the relevant time period, Kelmoore served as both the investment adviser and broker-dealer for the Trust. The settlement involves, among other things:
(i) findings by the SEC that Kelmoore violated certain federal securities laws;
(ii) a cease and desist order against Kelmoore; (iii) a censure of Kelmoore;
(iv) Kelmoore's undertaking to hire for fiscal year 2006, at its expense, an Independent Consultant not unacceptable to the SEC to: (1) conduct a review at year-end of the advisory fees and options commissions charged to comparable funds and to make a report with recommendations thereafter on Kelmoore's policies, procedures, and practices for pricing its advisory fees and options commissions; and (2) review Kelmoore's compliance with relevant rules and regulations governing commissions and fees including, among other things, brokerage best execution obligations; and (v) payment by Kelmoore of a civil penalty in the amount of $100,000. A copy of the SEC's order in this matter may be found at WWW.KELMOORE.COM.

      The Independent Trustees of the Funds also cooperated with the SEC Staff's investigation by voluntarily providing documents and testimony, and conducted their own review of the issues involved in the investigation. The Independent Trustees requested, and Kelmoore agreed to reimburse the Funds, the amount of $1,737,672 (payable to the Strategy Fund, Eagle Fund and Liberty Fund in the amount of $803,080, $852,330 and $82,262, respectively) plus interest of $155,190 (payable to the Strategy Fund, Eagle Fund, and Liberty Fund in the amount of $71,722, $76,121, and $7,347, respectively), representing the cost savings realized by Kelmoore from the decrease in execution costs that were a component of the brokerage commissions paid to Kelmoore by these Funds during the period July 1, 2003 through December 31, 2004. As of December 31, 2007, Kelmoore had fully reimbursed each Fund.

YOUR INVESTMENT

HOW TO BUY SHARES

      You can purchase shares of the Funds through broker-dealers, directly through the Adviser, or through the Automatic Investment Plan. Shares of the Funds are offered only to residents of states in which the shares are registered or qualified. No share certificates are issued in connection with the purchase of Fund shares.

PURCHASE AMOUNTS
--------------------------------------------------------------------------------
Minimum initial investment:                               $1,000
Minimum additional investments:                           $   50

MULTIPLE CLASSES

      The Trust offers both Class A and Class C shares of the Funds. Each Class of shares has a different distribution arrangement to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment, your election to take distributions as cash or to have them reinvested into additional shares and other relevant factors. Sales personnel may receive different compensation for selling each class of shares.

CLASS A SHARES - DISTRIBUTION PLAN

      The Board of Trustees, on behalf of each Fund's Class A shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

         The distribution plan for Class A shares permits each Fund to reimburse the Funds' distributor an annual fee not to exceed 0.25% of the average daily net assets attributable to the Class A shares of each Fund.

CLASS A SHARES- FRONT END SALES CHARGE

      Sales of Class A shares of each Fund include a front-end sales charge (expressed as a percentage of the offering price) as shown in the following table:

CLASS A SHARES -
FRONT-END SALES CHARGE

-------------------------------------------------------------------------------------------
                                                       Approximate
                                     Percentage of     Percentage of   Percentage of Dealer
Amount of Single Transaction        Offering Price   Amount Invested         Concession
-------------------------------------------------------------------------------------------
Less than $50,000                        5.50%            5.82%                5.00%
-------------------------------------------------------------------------------------------
$50,000 but less than $100,000           4.75%            4.99%                4.25%
-------------------------------------------------------------------------------------------
$100,000 but less than $250,000          4.00%            4.17%                3.50%
-------------------------------------------------------------------------------------------
$250,000 but less than $500,000          3.25%            3.36%                2.75%
-------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000        2.50%            2.56%                2.00%
-------------------------------------------------------------------------------------------
$1,000,000 or more*                      0.00%            0.00%                0.00%
-------------------------------------------------------------------------------------------

* You may purchase Class A Shares at net asset value if your purchase is at least $1,000,000 and you make your purchase through a selected dealer who has executed a dealer agreement with Kelmoore. Kelmoore may make a payment to the selected dealer in an amount not to exceed 1.00% of the amount invested. If you purchase any shares without a sales charge pursuant to this program, and you redeem any of those shares within 12 months of your purchase, you will pay a Contingent Deferred Sales Charge on the redeemed shares in an amount not to exceed 1.00% of the lesser of net asset value of those shares at the time of purchase or redemption.

      Shares acquired as a result of reinvestment of distributions are not subject to any sales charge. Class A shares are subject to a 12b-1 fee of 0.25%.

      The distributor may pay a dealer concession to those selected dealers who have entered into an agreement with the distributor. The dealer's concession depends on which class of shares you choose and may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell Fund shares subject to sales charges, allowing such dealers to retain an additional portion of the sales charge. Currently, on Class A shares, dealers receive the concession set forth in the table above, as well as the 0.25% distribution fee (12b-1). On some occasions, such incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Funds during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an "underwriter" under the Securities Act of 1933, as amended. All such sales charges are paid to the securities dealer involved in the trade, if any.

CLASS A SHARES - REDUCED SALES CHARGES

      You can reduce the initial sales charge of Class A shares by taking advantage of breakpoint opportunities in the sales charge schedules, as set forth above. The sales charge for purchases of a Fund's Class A shares may also be reduced for a single purchaser through a Right of Accumulation or a Letter of Intent, as described below. To qualify for a reduced sales charge, you are responsible for notifying your dealer, PFPC Inc., as transfer agent ("PFPC"), or the Fund. Certain transactions in Class A shares may be made at net asset value as described below. If the account owner is an entity (e.g., a trust, a qualified plan, etc.), these privileges will apply to beneficial owners and trustees. These privileges are also available to investors who invest completely or partially through accounts at financial intermediaries, e.g., through accounts at other broker-dealers (rather than opening an account directly with the Fund). To take advantage of these privileges, the account owner (or if applicable, the beneficial owner or trustee), either directly or through their registered representative or financial intermediary, as applicable, must identify and provide information to the Fund regarding eligibility for these privileges. Stated differently, investors must identify to the Funds, either directly or through their registered representative or financial intermediary, the complete universe of eligible shareholder accounts (e.g., IRA, non-retirement, 529 plan, etc.), in order to receive the maximum breakpoint discount possible. It is the responsibility of the shareholder, either directly or through their registered representative and/or financial intermediary, to ensure that the shareholder obtains the proper "breakpoint" discounts.

      In order for a Fund to identify its accounts opened through a financial intermediary, you or your financial intermediary must provide the Fund with the applicable account numbers. For purposes of identifying all other Fund accounts you or your registered representative must provide the Fund with either the applicable account numbers or the applicable tax identification numbers.

RIGHT OF ACCUMULATION

      You may combine your shares and the shares of your spouse and your children under the age of 21 in order to qualify for the Right of Accumulation. If you already hold Class A shares of the Fund, a reduced sales charge based on the sales charge schedule for Class A shares may apply to subsequent purchases of shares of that Fund. The sales charge on each additional purchase is determined by adding the current market value of the shares you currently own to the amount being invested. The reduced sales charge is applicable only to current purchases. It is your responsibility to notify your dealer, PFPC, or the Fund at the time of subsequent purchases that the purchase is eligible for the reduced sales charge under the Right of Accumulation.

LETTER OF INTENT

      You may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating your intention to invest during the next 13 months a specified amount that, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the requirements of the Letter of Intent have been satisfied. During the term of the Letter of Intent, PFPC will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, your escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge you would have had to pay on your aggregate purchases if the total of such purchases had been made at a single time. It is your responsibility to notify your dealer, PFPC or the Fund at the time the Letter of Intent is submitted that there are prior purchases that may apply.

SALES AT NET ASSET VALUE

         Each Fund may sell Class A shares at net asset value (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients of the Adviser or its affiliates; (2) officers and present or former Trustees of the Trust; directors and full-time employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Adviser and its affiliates and certain employee benefit plans for employees of the

Adviser; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to
Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Adviser; (5) fee-based financial planners and registered investment advisers who are purchasing on behalf of their clients;
(6) broker-dealers who have entered into selling agreements with the Adviser for their own accounts; and (7) participants in no-transaction-fee programs of brokers that maintain an omnibus account with the Funds. Information regarding sales charges imposed by the Funds is available at the Funds' website at WWW.KELMOORE.COM.

ADDITIONAL COMPENSATION PAYABLE TO FINANCIAL INTERMEDIARIES

      Kelmoore, at its expense without additional cost to the Funds or their shareholders, currently provides additional compensation to certain financial intermediaries, including broker-dealers and other financial institutions or organizations through which the Funds' shares are sold or held (collectively, "financial intermediaries"). These payments may be made, at the discretion of Kelmoore, to financial intermediaries for distributing the Funds' shares or for providing shareholder recordkeeping and similar administrative services with respect to a Fund and/or its shareholders. The level of payments made to a financial intermediary may vary. These payments may be more or less than the payments received by financial intermediaries with respect to other mutual funds and may influence your financial intermediary to make available a Fund over other mutual funds or other investment products. You may ask your financial intermediary questions about how it is compensated for administering your Fund investment.

CLASS C SHARES

      Sales of the Funds' Class C shares are not subject to a front-end sales charge. Class C shares are subject to a 12b-1 fee of 1.00%, payable to the distributor. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher expenses than Class A shares. Currently, the distributor pays the 12b-1 fee to selected dealers.

CLASS C SHARES - DISTRIBUTION PLAN

      The Board of Trustees, on behalf of each Fund's Class C shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

      The distribution plan for Class C shares permits each Fund to reimburse the Fund's distributor an annual fee not to exceed 0.75% of the average daily net assets of each Fund's Class C shares. In addition, the distribution plan for Class C shares permits each Fund to reimburse the distributor for payments to dealers or others via an annual service fee not to exceed 0.25% of the average daily net assets of each Fund's Class C shares.

TO OPEN AN ACCOUNT

BY MAIL

      o     Complete the application.

      o     Mail the application and your check to:

            Kelmoore Strategic Trust

            c/o PFPC Inc.

            P.O. Box 9790

            Providence, RI 02940-9790

      o     If you are mailing via overnight courier:

            Kelmoore Strategic Trust

            c/o PFPC Inc.

            101 Sabin Street

            Pawtucket, RI 02860-1427

      o     Please make your check payable to the appropriate Fund.

      o     Please make sure your check is for at least $1,000.

BY WIRE

      o To make a same-day wire investment, call toll-free (877) 328-9456 by 4:00 p.m. Eastern time. An account number will be assigned to you.

      o     Call your bank with instructions to transmit funds to:

            PNC Bank

            Pittsburgh, PA

            ABA No: 031000053

            FFC Account Number: 8606905927

            Attn: [Name and Class of Fund]

            Kelmoore Fund Account Name

            Kelmoore Fund Account Number

      o     Your bank may charge a wire fee.

      o     Please make sure your wire is for at least $1,000.

      o Mail your completed application to PFPC at the address under TO OPEN AN ACCOUNT - By Mail.

TO ADD TO AN ACCOUNT

BY MAIL

      o Fill out an investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

            Kelmoore Strategic Trust

            c/o PFPC Inc.

            P.O. Box 9790

            Providence, RI 02940-9790

      o     If you are mailing via overnight courier:

            Kelmoore Strategic Trust

            c/o PFPC Inc.

            101 Sabin Street

            Pawtucket, RI 02860-1427

      o     Please make your check payable to the appropriate Fund.

      o     Please make sure your additional investment is for at least $50.

BY WIRE

      o Call toll-free (877) 328-9456. The wire must be received by 4:00 p.m. Eastern time for same day processing.

      o     Call your bank with instructions under TO OPEN AN ACCOUNT - By Wire.

      o     Your bank may charge a wire fee.

      o     Please make sure your wire is for at least $50.

AUTOMATIC INVESTMENT PLAN

      You may open an automatic investment plan account with a $100 initial purchase and a $50 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Trust at (877) 328-9456 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds. You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $50. The Trust may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Trust at (877) 328-9456.

AUTOMATED CLEARING HOUSE (ACH) PURCHASE

      Current shareholders may purchase additional shares via Automated Clearing House ("ACH"). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

      You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Trust may alter, modify or terminate this purchase option at any time.

EXCHANGE PRIVILEGE

      You may exchange shares of a particular class of a Fund only for shares of the same class of another Kelmoore Fund. For example, you can exchange Class A shares of the Strategy Fund for Class A shares of the Eagle or Liberty Funds. Shares of the Fund selected for exchange must be available for sale in your state of residence. You should carefully read the prospectus disclosure regarding the Fund into which you would like to exchange before making an exchange decision involving that Fund. You must meet the minimum purchase requirements for the Fund you purchase by exchange. For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

PURCHASE PRICE

      Class C shares of the Funds are sold at the net asset value ("NAV") next determined after receipt of the request in good order. Class A shares of the Funds are sold at the offering price, which is the NAV next determined after the request is received in good order plus a sales charge of up to 5.50%.

REINVESTMENT PRIVILEGE FOR CLASS A SHARES

      For a period of 60 days after you sell Class A shares of a Kelmoore Fund, you may reinvest your redemption proceeds in Class A shares of the same Fund at NAV. You, your broker, or your financial adviser must notify the Funds' transfer agent in writing of your eligibility to reinvest at NAV at the time of reinvestment in order to eliminate the sales charge on your reinvestment. The Trust may require documentation to support your eligibility.

RIGHTS RESERVED BY THE TRUST

      The Trust reserves the right to:

      o     reject any purchase order

      o     suspend the offering of shares

      o     vary the initial and subsequent investment minimums

      o     waive the minimum investment requirement for any investor

MARKET TIMING AND FREQUENT TRADING POLICY

      The Trust does not accommodate frequent purchases and redemptions of Fund shares, often referred to as "market timing," and asks the broker-dealers with selling agency agreements with the Funds ("financial intermediaries") that offer the Funds for cooperation in discouraging such trading activity. As a shareholder in the Funds, you are subject to this policy. The Trust intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Adviser such trading may not be in the best interests of a Fund and its shareholders. This market timing trading policy applies whether the transactions relate to an exchange or to a new investment. The Board of Trustees has adopted the following policies and procedures to discourage market timing.

      MONITORING FOR MARKET TIMING AND FREQUENT TRADING ACTIVITY

      The Trust currently monitors cash flows and seeks the cooperation of financial intermediaries to assist the Trust in identifying potential market timing activity. Although these methods require judgments that are inherently subjective and involve some selectivity in their application, the Trust seeks to make judgments and applications that are consistent with the best interests of each Fund's shareholders. There is no assurance that the Trust or its agents will gain access to any or all information necessary to detect market timing in the Funds. Despite the Trust's efforts, the Trust may not be able to detect market timing activity that may be facilitated or tolerated by financial intermediaries, and there is no assurance that the Trust will be completely successful in its effort to detect or minimize market timing activity. Instances where potential market timing activity may not be identified or deterred by the Trust include where trading activity involves a relatively small value of shares or where the activity does not fit a pattern of trading recognized by the Adviser as indicative of market timing activity. Where market timing activity is identified by the Adviser and is determined to be detrimental to the applicable Fund, the Adviser in its judgment will apply the potential responses to such activity, as discussed below, based on the relevant facts and circumstances.

      CONSEQUENCES OF MARKET TIMING AND FREQUENT TRADING

      If information regarding trading activity (directly or involving financial intermediaries) in any Fund is brought to the attention of the Adviser AND based on that information and/or other factors, the Adviser or its agents, in their sole discretion, conclude that such trading may be detrimental to the Trust, the Trust may temporarily or permanently bar future purchases into the Fund. Alternatively, the Trust, in coordination with the financial intermediaries, may seek to limit the amount, number or frequency of any future purchases by investors or intermediaries suspected of engaging in market timing activity, and/or may limit the method by which the person or financial intermediary may request future purchases and redemptions (including purchases and/or redemptions by exchange or transfer).

      Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction or administrative costs and taxes and/or adversely impact Fund performance.

      The Trust and the Adviser each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely impact the interests of the Trust or its shareholders. Any such restrictions will under normal circumstances be determined within one business day of such transaction being submitted to the Trust.

      While the policies and procedures described above have been adopted to attempt to detect and limit frequent or disruptive trading, there is no assurance that the policies and procedures will be effective in detecting or deterring all such trading activity. For example, the Funds are unable to directly monitor the trading activity of beneficial owners of the Funds' shares who hold those shares through third-party 401(k) and other group retirement plans and omnibus account arrangements maintained by brokers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Funds to monitor and detect frequent share trading activity through omnibus accounts is very limited, and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading. New regulatory requirements that became effective in 2007 may enable the Funds to obtain better information on trading activity in omnibus account arrangements. However, there can be no assurance that these regulations will enable the Funds to identify all such frequent trading.

CUSTOMER IDENTIFICATION PROGRAM

      Record owners of the Trust are the shareholders who own shares of the Funds. The Trust has a verification process for new accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions, including the Funds, to obtain, verify, and record information that identifies each person who opens an account. When a shareholder opens an account, the Trust's transfer agent will ask for their name, address, and other information that will allow for their identification. This information will be verified to ensure the identity of all persons opening an account.

      No purchase of any Fund shares for an account will be completed until all required and requested identification information has been provided and the application has been submitted in proper order. Once the application is determined to be in proper order, Fund purchase(s) will be effected at the NAV per share next calculated.

      The Trust may reject a new account application if the shareholder does not provide any required or requested identifying information or for other reasons.

      The Trust may refuse, cancel, or rescind any purchase order; freeze any account; suspend account services; and/or involuntarily redeem the account if the Trust thinks that the account is being used for fraudulent or illegal purposes by the shareholder. One or more of these actions will be taken when, at the sole discretion of the Trust, they are deemed to be in a Fund's best interest or when the Trust is requested or compelled to do so by governmental authority or by applicable law.

      The Trust may close and liquidate an account if the transfer agent is unable to verify provided information, or for other reasons. If the Trust decides to close an account, the Fund's shares will be redeemed at the NAV per share next calculated after the Trust determines to close the account. The shareholder may be subject to gain or loss on the redemption of the Fund shares, and the shareholder may incur tax liability.

YOUR INVESTMENT - HOW TO SELL YOUR SHARES

      You may "redeem," that is, sell your shares, on any day the New York Stock Exchange ("NYSE") is open, either directly through the distributor or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order by PFPC.

BY MAIL

      To redeem your shares by mail, write a letter of instruction that includes:

      o The name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

      o Include all signatures and any additional documents that may be required.

      o     Mail your request to:
            Kelmoore Strategic Trust
            c/o PFPC Inc.
            P.O. Box 9790
            Providence, RI 02940-9790

      o     If you are mailing via overnight courier:
            Kelmoore Strategic Trust
            c/o PFPC Inc.
            101 Sabin Street
            Pawtucket, RI 02860-1427

      o A check will be mailed to the name(s) and address in which the account is registered within seven days.

      o The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

      o The Fund requires a medallion signature guarantee if the address of record has changed within the past 30 days.

BY TELEPHONE

      To redeem your shares by telephone, call toll-free (877) 328-9456. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the bank account designated on the account application. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Trust and PFPC reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. PFPC has established security procedures to prevent unauthorized account access. Neither the Trust nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Trust or PFPC.

BY WIRE

      In the case of redemption proceeds that are wired to a bank, the Trust transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Trust and PFPC will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Funds reserve the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, PFPC charges a fee (currently $9.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. PFPC does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

SYSTEMATIC WITHDRAWAL PLAN

      Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call toll-free (877) 328-9456 to request a form to start the Systematic Withdrawal Plan.

SELLING RECENTLY PURCHASED SHARES

      If you wish to sell shares that were recently purchased by check, the Funds may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Trust reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Trust may require that a subsequent request be submitted.

LATE TRADING

      Late Trading is the practice of buying or selling fund shares at the closing price after a fund's NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Trust has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

TIMING OF PURCHASE OR SALE REQUESTS

      All requests received in good order by PFPC or authorized dealers of Fund shares before the close of regular trading on the NYSE, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Orders received after the close of regular trading of the NYSE will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

STOCK EXCHANGE CLOSINGS

      The NYSE is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

DETERMINATION OF NAV

      The NAV for each Fund is calculated as of the close of regular trading hours of the NYSE, which is normally 4:00 p.m. Eastern time. Each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting liabilities, and then dividing that figure by the number of outstanding shares. Each Fund's investments are valued based on market value. A Fund will use the fair value of a security as determined in accordance with procedures adopted by the Board of Trustees if market quotations are unavailable or deemed by the Adviser to be unreliable in accordance with the Funds' procedures, such as if the primary market for a portfolio security suspends or limits trading or price movements of the security, or if events occurring after the close of a securities market and before a Fund values its assets would materially affect its NAV. When fair valuation is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures.

INVESTMENTS THROUGH NOMINEES

      If you invest through a nominee, such as a broker-dealer or financial adviser (rather than directly), the policies and fees may be different than those described here. Nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. It is the responsibility of the nominee to promptly forward purchase or redemption orders and payments to the Funds. You will not be charged any additional fees if you purchase or redeem shares of the Funds directly through the Funds' principal distributor, Kelmoore Investment Company, Inc.

REDEMPTION POLICIES

      Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays,
(2) the SEC has by order permitted such suspension for the protection of the Funds' shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable. The Funds will automatically redeem shares if a purchase check is returned for insufficient funds. The Funds reserve the right to reject any third party check. The Trust reserves the right to make a "redemption in kind" payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect a Fund's operations. Large redemptions are considered to exceed the lesser of $250,000 or 1% of each Fund's assets.

ACCOUNT MINIMUM

      You must keep at least $1,000 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $1,000 due to your redemptions (not including market fluctuations), we may redeem your shares and send you a check for the redemption proceeds.

MEDALLION SIGNATURE GUARANTEES

      The Trust may require additional documentation, or signature guarantees, on any redemption over $50,000 in value or for the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. When the Trust requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call the Trust's shareholder servicing group toll-free (877) 328-9456 for further information on obtaining a proper signature guarantee.

OTHER DOCUMENTS

      Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call the Trust's shareholder servicing group toll-free at (877) 328-9456.

SHAREHOLDER SERVICES

TELEPHONE INFORMATION

      YOUR ACCOUNT

      If you have questions about your account, including purchases, redemptions, and distributions, call the Trust's shareholder servicing group from Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time. Call toll-free
(877) 328-9456.

      THE FUNDS

      If you have questions about the Trust, call toll-free (877) 328-9456 Monday through Friday from 9:00 a.m. to 5:00 p.m. Pacific time.

ACCOUNT STATEMENTS

      The Funds provide you with these helpful services and information about your account:

      o     a confirmation statement after every transaction;

      o quarterly account statements reflecting transactions made during the quarter;

      o an annual account statement reflecting all transactions for the year;

      o tax information, which will be mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service, if necessary; and

      o financial statements with a summary of portfolio composition and performance, which will be mailed at least twice a year.

      The Funds provide the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.

DELIVERY OF SHAREHOLDER DOCUMENTS

      To reduce expenses, we mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call toll-free (877) 328-9456 or, if your shares are held through a financial institution, please contact it directly. We will begin sending you individual copies within thirty days after receiving your request.

INTERNET ACCESS

      You may access information about the Funds and your account through the Funds' Internet site at HTTP://WWW.KELMOORE.COM. To obtain an initial password for Internet access, please call toll-free (877) 328-9456.

INTEGRATED VOICE RESPONSE SYSTEM

      You may obtain access to account information by calling toll-free (877) 328-9456. The system provides share price and price change information for each Fund and gives account balances, information on the most recent transactions and allows sales of shares.

RETIREMENT PLANS

      Fund shares are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. An IRA application and further details about the procedures to be followed by IRAs and other retirement plans are available by calling toll-free (877) 328-9456.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

      Each Fund seeks to pay monthly distributions, if practicable based on available cash and projected cash flow, from (a) net investment income and (b) realized short-term capital gains from equity holdings and option premiums. The Fund may distribute only a portion of available cash in order to pay distributions in future months. The Fund will not make a monthly distribution if it (i) does not have available cash from net investment income or short-term capital gains or (ii) believes the distribution may result in a return of capital. Monthly distributions are not guaranteed.

      Each Fund distributes annually in December substantially all of its net realized long-term capital gains, if any.

      While a Fund does not intend to return capital, market and other variables may negate realized gains and therefore result in distributions characterized as a return of capital. Return of capital, while providing cash flow to shareholders, does not represent income or gains that a Fund earns. In the past, a significant portion of the Funds' monthly distributions included a return of capital.

      Unless you elect otherwise, all dividends and distributions paid by a Fund will be reinvested in additional shares of the same Fund. They will be credited to your account in the Fund at the same NAV per share as would apply to cash purchases on the applicable dividend payment date. All distributions paid by a Fund will be taxable to you at the time of payment regardless of whether they are paid in cash or reinvested in additional shares of the Fund. To change your dividend election, you must notify PFPC in writing at least fifteen days prior to the applicable dividend record date.

TAXES

      Each Fund intends to qualify as a regulated investment company. Qualification as a regulated investment company allows each Fund to avoid paying federal income tax on the portion of its income and capital gains that it distributes to its shareholders.

      Assuming a Fund qualifies as a regulated investment company and satisfies certain other annual distribution requirements, distributions paid by the Fund generally will have the following federal income tax consequences to you:

            o Distributions from any net investment income and net short-term capital gains will be taxable as ordinary income

            o Distributions from net long-term capital gains, if any, will be taxable as long-term capital gain

            o Certain distributions paid in January will be taxable as if they had been paid in the previous December

            o Distributions may also be subject to state, local, foreign, or other taxes

      Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

            o Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%

            o Note that certain distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends

            o A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate

            o Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer

      If a Fund makes a distribution that is not from its current or accumulated earnings and profits, you will have a "return of capital." Such distributions are not subject to federal income tax, but reduce your tax basis in your Fund shares.

      Due to the nature of each Fund's principal investment strategy, each Fund anticipates that a majority of its distributions will be distributions from net short-term capital gain, which will be taxable to shareholders as ordinary income. Accordingly, an investment in the Fund may not be appropriate for you if you are seeking primarily distributions of long-term capital gains. In addition, as noted above, from time to time a portion of a Fund's distributions may represent a return of capital.

      If you purchase shares shortly before the record date for a distribution, a portion of your investment will be returned to you as a taxable distribution. Accordingly, you should consider the tax implications of investing in Fund shares just prior to a distribution.

      Upon a redemption or sale of Fund shares, you will generally be required to recognize a gain or loss, which will be measured by the difference between your adjusted basis in the shares redeemed or sold and the proceeds received from such redemption or sale. Any such gain or loss will be a capital gain or loss if you held the shares as a capital asset at the time of redemption or sale. This gain or loss will generally be a long-term capital gain or loss if you held the shares for more than one-year; otherwise such gain or loss will generally be a short-term capital gain or loss.

      After the end of each calendar year, you will receive a statement (Form
1099) of the federal income tax status of any Fund's distributions paid during the year. You should keep all of your Fund statements for accurate tax-accounting purposes.

      As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

      The foregoing is a brief summary of some of the material federal income tax consequences of an investment in the Funds. For a more detailed summary of the material federal income tax consequences of an investment in the Funds, including a discussion of the requirements for qualifying as a regulated investment company and the consequences to the Funds of investing in options, see "Taxes" in the Statement of Additional Information. You should consult your own tax adviser to determine the federal, state, local, and foreign tax consequences of an investment in the Funds in light of your particular circumstances.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the financial performance of the Class C and Class A shares of each Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2007 was audited by KPMG LLP. The information for periods prior to 2007 has been audited by PricewaterhouseCoopers LLP. The Funds' 2007 financial statements are included in the Annual Report, which is available upon request.

      The Funds effected a 1-for-10 reverse stock split on February 18, 2005. The purpose of the reverse split was to increase the net asset value of each Fund and thus allow the Funds to be margined within a brokerage account, and to improve the accuracy by which transactions are processed by reducing the amount of rounding error inherent in the share price and calculation thereof. The per share data has been retroactively restated to reflect the split.

      Each Fund's fiscal year-end changed from February 28 to December 31, effective December 31, 2005.

                       KELMOORE STRATEGY(R) FUND - CLASS C

      The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented. All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                              Ten Months
                                               Year Ended     Year Ended        Ended       Year Ended    Year Ended     Year Ended
                                              December 31,   December 31,    December 31,  February 28,   February 29,  February 28,
                                                 2007            2006           2005*          2005          2004           2003
NET ASSET VALUE, BEGINNING OF PERIOD           $ 28.19        $  30.30        $  32.01       $ 38.90       $  34.30       $ 48.30
                                              --------------------------------------------------------------------------------------
   Income/(loss) from investment
   operations:
      Net investment income/(loss)               (0.39)          (0.49)          (0.23)         0.14          (0.40)        (0.70)
      Net realized and unrealized
         gain/(loss) on investments               0.35            2.36            1.45         (2.70)          9.20         (9.80)
                                              --------------------------------------------------------------------------------------
      Payment from affiliate                        --            0.15**            --            --             --            --
         Total from investment operations        (0.04)           2.02            1.22         (2.56)          8.80        (10.50)
                                              --------------------------------------------------------------------------------------

   Less distributions from:
      Net investment income                         --              --              --         (0.13)            --            --
      Realized capital gains                     (3.62)             --           (2.93)           --          (4.20)        (0.10)
      Tax return of capital                         --           (4.13)             --         (4.20)            --         (3.40)
                                              --------------------------------------------------------------------------------------
         Total distributions                     (3.62)          (4.13)          (2.93)        (4.33)         (4.20)        (3.50)
                                              --------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $ 24.53        $  28.19        $  30.30       $ 32.01       $  38.90       $ 34.30
                                              ======================================================================================

TOTAL RETURN                                     (0.46)%          7.18%           4.09%(1)     (6.82)%        26.88%       (22.04)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)         $34,568        $ 52,795        $ 66,809       $89,996       $114,552       $85,166

   Ratio of expenses to average net
      assets:
      Before fee waivers, expense
         reimbursements and including
         recoupment of prior year fee
         waivers                                  3.00%           2.98%           2.88%(2)      2.66%          2.75%         2.74%
      After fee waivers, expense
         reimbursements and including
         recoupment of prior year fee
         waivers                                  2.89%           2.91%           2.75%(2)      2.66%          2.75%         2.74%
   Ratio of net investment
      income/(loss) to average net assets:
      Before fee waivers, expense
         reimbursements and including
         recoupment of prior year fee
         waivers                                 (1.37)%         (1.57)%         (0.95)%(2)     0.38%         (1.21)%       (1.74)%
      After fee waivers, expense
         reimbursements and including
         recoupment of prior year fee
         waivers                                 (1.26)%         (1.50)%         (0.82)%(2)     0.38%         (1.21)%       (1.74)%
   Portfolio turnover rate                      192.50%         304.10%         224.62%(1)    104.28%        153.30%       111.73%

* The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.

** Amount was calculated based on the average shares outstanding during the period.

(1)   Not annualized.

(2)   Annualized.

                       KELMOORE STRATEGY(R) FUND - CLASS A

      The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented. All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                              Ten Months
                                               Year Ended     Year Ended        Ended       Year Ended     Year Ended    Year Ended
                                              December 31,   December 31,    December 31,  February 28,   February 29,  February 28,
                                                  2007          2006            2005*          2005           2004          2003
                                              --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 30.84        $  32.54        $  33.94       $  40.70      $  35.50       $ 49.40
                                              --------------------------------------------------------------------------------------
   Income/(loss) from investment
      operations:
      Net investment income/(loss)               (0.18)          (0.27)          (0.02)          0.45         (0.20)        (0.40)
      Net realized and unrealized
         gain/(loss) on investments               0.35            2.52            1.55          (2.88)         9.60        (10.00)
                                              --------------------------------------------------------------------------------------
      Payment from affiliate                        --            0.18**            --             --            --            --
                                              --------------------------------------------------------------------------------------
         Total from investment                    0.17            2.43            1.53          (2.43)         9.40        (10.40)
                                              --------------------------------------------------------------------------------------

operations

   Less distributions from:
      Net investment income                                         --              --          (0.41)           --            --
      Realized capital gains                     (3.62)             --           (2.93)            --         (4.20)        (0.10)
      Tax return of capital                                      (4.13)             --          (3.92)           --         (3.40)
                                              --------------------------------------------------------------------------------------
         Total distributions                     (3.62)          (4.13)          (2.93)         (4.33)        (4.20)        (3.50)
                                              --------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $ 27.39        $  30.84        $  32.54       $  33.94      $  40.70       $ 35.50
                                              ======================================================================================
TOTAL RETURN+                                     0.31%           8.01%           4.80%(1)      (6.16)%       27.70%       (21.31)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)         $33,453        $ 53,757        $ 78,885       $102,021      $116,842       $68,336

   Ratio of expenses to average net
      assets:
      Before fee waivers, expense
         reimbursements and including
         recoupment of prior year fee
         waivers                                  2.25%           2.23%           2.13%(2)       1.91%         2.00%         1.99%
      After fee waivers, expense
         reimbursements and including
         recoupment of prior year fee
         waivers                                  2.14%           2.16%           2.00%(2)       1.91%         2.00%         1.99%
   Ratio of net investment income/(loss)
      to average net assets:
      Before fee waivers, expense
         reimbursements and including
         recoupment of prior year fee
         waivers                                 (0.61)%         (0.80)%         (0.20)%(2)      1.13%        (0.46)%       (0.99)%
      After fee waivers, expense
         reimbursements and including
         recoupment of prior year fee
         waivers                                 (0.50)%         (0.73)%         (0.07)%(2)      1.13%        (0.46)%       (0.99)%
   Portfolio turnover rate                      192.50%         304.10%         224.62%(1)     104.28%       153.30%       111.73%

* The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.

** Amount was calculated based on the average shares outstanding during the period

+     Total Return calculation does not reflect sales load

(1)   Not annualized.

(2)   Annualized.

                    KELMOORE STRATEGY(R) EAGLE FUND - CLASS C

      The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented. All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                    Ten Months
                                          Year Ended   Year Ended     Ended        Year Ended     Year Ended     Year Ended
                                           December     December    December 31,   February 28,   February 29,   February 28,
                                           31, 2007     31, 2006       2005*           2005           2004           2003
                                          -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $  9.67       $ 12.16      $  13.53      $  17.60       $ 15.20         $ 24.30
                                          -----------------------------------------------------------------------------------
   Income/(loss) from investment
      operations:
     Net investment loss                     (0.21)        (0.29)        (0.24)        (0.17)        (0.30)          (0.50)
     Net realized and unrealized
     gain/(loss)  on investments             (0.28)        (0.10)         0.32         (0.26)         5.90           (5.70)
                                          -----------------------------------------------------------------------------------
     Payment from affiliate                     --          0.04**          --            --            --              --
                                          -----------------------------------------------------------------------------------
       Total from investment operations      (0.49)        (0.35)         0.08         (0.43)         5.60           (6.20)
                                          -----------------------------------------------------------------------------------
   Less distributions from:
     Realized capital gains                  (1.98)           --         (1.06)        (0.09)        (3.20)          (0.10)
     Tax return of capital                      --         (2.14)        (0.39)        (3.55)           --           (2.80)
                                          -----------------------------------------------------------------------------------
       Total distributions                   (1.98)        (2.14)        (1.45)        (3.64)        (3.20)          (2.90)
                                          -----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $  7.20       $  9.67      $  12.16      $  13.53       $ 17.60         $ 15.20
                                          ===================================================================================
TOTAL RETURN                                 (6.35)%       (3.00)%        0.82%(1)     (2.08)%       40.39%         (26.12)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)     $39,420       $59,744      $ 92,341      $109,197       $75,201         $28,414

   Ratio of expenses to average net
   assets:
      Before fee waivers, expense
        reimbursements and including
        recoupment of prior year fee
        waivers                               2.93%         2.87%         2.76%(2)      2.61%         3.00%           3.12%
      After fee waivers, expense
        reimbursements and including
        recoupment of prior year fee
        waivers                               2.86%         2.81%         2.76%(2)      2.59%         3.00%           3.00%
   Ratio of net investment loss to
   average net assets:
      Before fee waivers, expense
        reimbursements and including
        recoupment of prior year fee
        waivers                              (2.34)%       (2.45)%       (2.20)%(2)    (1.52)%       (2.46)%         (2.71)%
      After fee waivers, expense
        reimbursements and including
        recoupment of prior year fee
        waivers                              (2.27)%       (2.38)%       (2.20)%(2)    (1.50)%       (2.46)%         (2.58)%
   Portfolio turnover rate                  191.35%       199.65%       139.09%(1)     29.90%       152.84%          87.97%

* The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.

** Amount was calculated based on the average shares outstanding during the period.

(1)   Not annualized.

(2)   Annualized.

                    KELMOORE STRATEGY(R) EAGLE FUND - CLASS A

      The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented. All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                        Ten Months
                                          Year Ended     Year Ended        Ended       Year Ended     Year Ended     Year Ended
                                          December 31,   December 31,   December 31,   February 28,   February 29,   February28,
                                             2007           2006           2005*          2005            2004          2003
                                          --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.58        $ 13.02      $  14.27        $  18.30         $ 15.50       $ 24.70
                                          --------------------------------------------------------------------------------------
   Income/(loss) from investment
   operations:
     Net investment loss                      (0.17)         (0.23)        (0.17)          (0.08)          (0.20)        (0.30)
     Net realized and unrealized
     gain/(loss)  on investments              (0.31)         (0.12)         0.37           (0.31)           6.20         (6.00)
                                          --------------------------------------------------------------------------------------
     Payment from affiliate                      --           0.05**          --              --             --             --
                                          --------------------------------------------------------------------------------------
       Total from investment operations       (0.48)         (0.30)         0.20           (0.39)           6.00         (6.30)
                                          --------------------------------------------------------------------------------------
   Less distributions from:
     Realized capital gains                   (1.98)            --         (1.06)          (0.09)          (3.20)        (0.10)
     Tax return of capital                       --          (2.14)        (0.39)          (3.55)             --         (2.80)
                                          --------------------------------------------------------------------------------------
       Total distributions                    (1.98)         (2.14)        (1.45)          (3.64)          (3.20)        (2.90)
                                          --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $  8.12        $ 10.58      $  13.02        $  14.27         $ 18.30       $ 15.50
                                          ======================================================================================
TOTAL RETURN+                                 (5.66)%        (2.36)%        1.67%(1)       (1.71)%         42.38%       (26.09)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)      $46,840        $84,261      $136,899        $163,621         $91,612       $24,235

   Ratio of expenses to average net
    assets:
     Before fee waivers, expense
       reimbursements and including
       recoupment of prior year fee
       waivers                                 2.18%          2.12%         2.00%(2)        1.86%           2.25%         2.37%
     After fee waivers, expense
       reimbursements and including
       recoupment of prior year fee
       waivers                                 2.11%          2.06%         2.00%(2)        1.84%           2.25%         2.25%
   Ratio of net investment loss to
  average net assets:
     Before fee waivers, expense
       reimbursements and including
       recoupment of prior year fee
       waivers                                (1.59)%        (1.70)%       (1.45)%(2)      (0.77)%         (1.71)%       (1.96)%
     After fee waivers, expense
       reimbursements and including
       recoupment of prior year fee
       waivers                                (1.52)%        (1.63)%       (1.45)%(2)      (0.75)%         (1.71)%       (1.83)%
   Portfolio turnover rate                   191.35%        199.65%       139.09%(1)       29.90%         152.84%        87.97%

* The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.

** Amount was calculated based on the average shares outstanding during the period.

+     Total return calculation does not reflect sales load.

(1)   Not annualized.

(2)   Annualized.

                   KELMOORE STRATEGY(R) LIBERTY FUND - CLASS C

      The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented. All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                             Ten Months
                                                 Year Ended    Year Ended       Ended        Year Ended    Year Ended    Year Ended
                                                December 31,   December 31,  December 31,   February 28,  February 29,  February 28,
                                                    2007           2006         2005*           2005          2004          2003
                                                ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 48.12        $ 49.55      $  53.70       $  60.30      $  53.10      $  75.00
   Income/(loss) from investment
    operations:
Net investment loss                                  (0.55)         (0.64)        (0.46)         (0.30)        (0.70)        (1.10)
     Net realized and unrealized
       gain/(loss)on investments                      1.06           4.84         (0.04)         (0.05)        13.20        (15.20)
                                                ------------------------------------------------------------------------------------
     Payment from affiliate                             --           0.07**          --             --            --            --
                                                ------------------------------------------------------------------------------------
       Total from investment
       operations                                     0.51           4.27         (0.50)         (0.35)        12.50        (16.30)
                                                ------------------------------------------------------------------------------------
Less distributions from:
     Realized capital gains                          (5.13)            --         (2.86)         (3.20)        (5.30)        (3.90)
                                                ------------------------------------------------------------------------------------
     Tax return of capital                              --          (5.70)        (0.79)         (3.05)           --         (1.70)
                                                ------------------------------------------------------------------------------------
      Total distributions                            (5.13)         (5.70)        (3.65)         (6.25)        (5.30)        (5.60)
                                                ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 43.50        $ 48.12      $  49.55       $  53.70      $  60.30      $  53.10
                                                ====================================================================================
TOTAL RETURN                                          0.98%          9.13%        (0.91)%(1)     (0.40)%       24.21%       (22.11)%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)             $15,161       $ 18,601      $ 23,250       $ 28,745      $ 21,832      $ 11,509

   Ratio of expenses to average net
assets:
     Before fee waivers, expense
      reimbursements and including
      recoupment of prior year fee
      waivers                                         3.11%          3.09%         3.00%(2)       3.04%         3.11%         3.30%
     After fee waivers, expense
      reimbursements and including
      recoupment of prior year fee
      waivers                                         3.00%          2.96%         3.00%(2)       3.00%         3.00%         3.00%
   Ratio of net investment loss to
      average net assets:
     Before fee waivers, expense
      reimbursements and including
      recoupment of prior year fee
      waivers                                        (1.20)%        (1.34)%       (0.97)%(2)     (0.65)%       (1.67)%       (2.13)%
     After fee waivers, expense
      reimbursements and including
      recoupment of prior year fee
      waivers                                        (1.09)%        (1.20)%       (0.97)%(2)     (0.61)%       (1.56)%       (1.83)%
   Portfolio turnover rate                          212.79%        195.75%       104.70%(1)      98.74%       193.32%       111.37%

* The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.

** Amount was calculated based on the average shares outstanding during the period.

(1)   Not annualized

(2)   Annualized.

                   KELMOORE STRATEGY(R) LIBERTY FUND - CLASS A

      The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented. All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005.

                                                                              Ten Months
                                                 Year Ended     Year Ended       Ended       Year Ended    Year Ended    Year Ended
                                                December 31,   December 31,  December 31,   February 28,  February 29,  February 28,
                                                   2007            2006          2005*          2005          2004          2003
                                                ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  51.01       $  51.84      $  55.67      $   61.80      $  53.90     $   75.60
                                                ------------------------------------------------------------------------------------
   Income/(loss) from investment
   operations:
Net investment income/(loss)                         (0.18)         (0.27)        (0.11)          0.07         (0.30)        (0.60)
     Net realized and unrealized
       gain/(loss)  on investments                    1.08           5.07         (0.07)          0.05         13.50        (15.50)
                                                ------------------------------------------------------------------------------------
     Payment from affiliate                             --           0.07**          --             --            --            --
       Total from investment operations               0.90           4.87         (0.18)          0.12         13.20        (16.10)
                                                ------------------------------------------------------------------------------------
Less distributions from:
     Realized capital gains                          (5.13)            --         (2.86)         (3.20)        (5.30)        (3.90)
                                                ------------------------------------------------------------------------------------
     Tax return of capital                              --          (5.70)        (0.79)         (3.05)           --         (1.70)
                                                ------------------------------------------------------------------------------------
            Total distributions                      (5.13)         (5.70)        (3.65)         (6.25)        (5.30)        (5.60)
                                                ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $  46.78       $  51.01      $  51.84      $   55.67      $  61.80     $   53.90
                                                ====================================================================================
TOTAL RETURN+                                         1.72%          9.92%        (0.28)%(1)      0.41%        25.19%       (21.65)%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)            $ 18,223       $ 24,795      $ 33,381      $  41,444      $ 29,477     $  12,546

   Ratio of expenses to average net
assets:
     Before fee waivers, expense
      reimbursements and including
      recoupment of prior year fee
      waivers                                         2.36%          2.34%         2.25%(2)       2.29%         2.36%         2.55%
     After fee waivers, expense
      reimbursements and including
      recoupment of prior year fee
      waivers                                         2.25%          2.21%         2.25%(2)       2.25%         2.25%         2.25%
   Ratio of net investment income to
    average net assets:
     Before fee waivers, expense
      reimbursements and including
      recoupment of prior year fee
      waivers                                        (0.44)%        (0.59)%       (0.21)%(2)      0.10%        (0.92)%       (1.38)%
     After fee waivers, expense
      reimbursements and including
      recoupment of prior year fee
      waivers                                        (0.33)%        (0.46)%       (0.21)%(2)      0.14%        (0.81)%       (1.08)%
   Portfolio turnover rate                          212.79%        195.75%       104.70%(1)      98.74%       193.32%       111.37%

* The Funds fiscal year end changed from February 28 to December 31, effective December 31, 2005.

** Amount was calculated based on the average shares outstanding during the period.

+     Total return calculation does not reflect sales load.

(1)   Not Annualized.

(2)   Annualized.

    The following notice does not constitute part of and is not incorporated into the prospectus for Kelmoore Strategic Trust

                            Kelmoore Strategic Trust

                        Kelmoore Investment Company, Inc.

                                 PRIVACY NOTICE

OUR COMMITMENT TO YOU

We value the trust of our customers and will continue to recognize the importance of holding your personal financial information as confidential.

We will use information responsibly in order to protect you from fraud, offer you improved products and services, and comply with legal obligations.

We will maintain accurate customer information and respond promptly to customer requests to correct information.

We will require companies with whom we do business to use our customer information appropriately and to safeguard the confidentiality of such information.

We appreciate the opportunity to serve your investment needs. We pledge to follow the policies, safeguards and guidelines as described in this notice, and to protect the confidentiality of your information. Your relationship is very important to us, and we will take great care to honor these commitments to you. Thank you for choosing Kelmoore Investment Company.

This notice applies to individuals and covers information in connection with consumer transactions. In compliance with government regulations, we provide this notice annually.

[Kelmoore logo]   KELMOORE INVESTMENT COMPANY, INC.

                  2465 East Bayshore Road, Suite 300
                  Palo Alto, CA 94303
                  (877) 328-9456
                  WWW.KELMOORE.COM

--------------------------------------------------------------------------------
                                 PRIVACY NOTICE
--------------------------------------------------------------------------------

COMMITTED TO PROTECTING YOUR PRIVACY

Kelmoore Investment Company, Inc. and Kelmoore Strategic Trust are proud of the strong relationships we have built over the years -- relationships based on common goals and mutual trust. In serving you, we are committed to providing you with the investment products and services you need now and in the years ahead, and to protecting your personal information along the way. This privacy notice contains information about how we fulfill this commitment to you.

                                 [Kelmoore logo]

OUR USE OF PERSONAL INFORMATION

We use and share information solely to provide quality investment products and service to our customers. For example, this information enables us to:

o     Serve and administer your accounts with efficiency and accuracy.

o Provide you with comprehensive, high-quality service to meet your investment needs now and in the future.

The sections that follow will describe our information collection and sharing practices, and the safeguards we use to protect your non-public personal information.

WE COLLECT INFORMATION THAT MAY INCLUDE:

o Information that we receive from you personally on applications, forms, or other correspondence, such as your name, address, phone number, social security number, and e-mail address.

o Information about your transactions with us, such as your account holdings and transaction history.

In selected situations, as permitted by law, we may disclose all of the information we collect as described above.

WE CAREFULLY LIMIT INFORMATION SHARING

We do not disclose any non-public information about our customers or former customers, except as permitted by law. The information described above may be shared within Kelmoore Investment Company and with selected non-affiliated third parties. This sharing is carefully limited as described in this section.

We may disclose non-public personal information about you to the following types of third parties:

o Financial service providers that assist us in servicing your accounts, such as securities broker-dealers, the distributor of the Kelmoore Strategic Trust and the transfer agent.

o Non-financial companies, such as service providers that fulfill product information requests.

o Others, such as joint account holders and those with whom you have consented to our sharing your information.

In addition, we may share the information that we collect (as described above) with other companies with whom we have teamed through a joint marketing agreement to provide you with a particular benefit or service. We may also share this information with other companies that perform specific or contracted services on our behalf, as permitted by law.

WE PROTECT NON-PUBLIC PERSONAL INFORMATION ABOUT FORMER CUSTOMERS

If you decide to close your account(s), we will continue to adhere to the privacy policies and practices provided in this notice.

WE HAVE SAFEGUARDS IN PLACE

We have safeguards in place to protect the confidentiality, security and integrity of your non-public personal information. We restrict access to non-public personal information to those who need that information in order to service your account(s).

                              FOR MORE INFORMATION

SHAREHOLDER REPORTS:

      Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. The Funds' annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

      The SAI contains additional information about each of the Funds. It is incorporated by reference into this prospectus and is, therefore, legally a part of the prospectus.

      For a free copy of the current annual report, semi-annual report, or SAI, or to request other information about the Funds or to make shareholder inquiries, please visit WWW.KELMOORE.COM, write to the address below or call our toll-free number:

      KELMOORE INVESTMENT COMPANY, INC.
      2465 E. BAYSHORE ROAD, SUITE 300
      PALO ALTO, CA 94303
      (877) KELMOORE
      (877) 535-6667

      You can also obtain the Funds' SAI or the Annual and Semi-Annual Reports, as well as other information about the Funds, from the EDGAR Database on the SEC's website (HTTP://WWW.SEC.GOV). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. For more information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplication fee, by e-mailing the SEC at PUBLICINFO@SEC.GOV or by writing to:

      Securities and Exchange Commission
      Public Reference Section
      Washington, D.C. 20549-0102

ADMINISTRATOR, TRANSFER AGENT AND  COUNSEL
FUND ACCOUNTING AGENT              Dechert LLP
PFPC Inc.                          4675 MacArthur Court, Suite 1400
760 Moore Road                     Newport Beach, CA 92660-8842
King of Prussia, PA 19406-0903
(877) 328-9456


CUSTODIAN                          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PFPC Trust Company                 KPMG LLP
The Eastwick Center                1601 Market Street
8800 Tinicum Boulevard             Philadelphia, PA 19103-2499
Philadelphia, PA 19153

--------------------------------------------------------------------------------
KELMOORE STRATEGIC TRUST
2465 E. Bayshore Road, Suite 300
Palo Alto, CA 94303
(877) KELMOORE
(877) 535-6667
HTTP://WWW.KELMOORE.COM

The Trust's SEC file no. is 811-9165.